Registration No. 33-11417

811-4994

  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.

                          20549 Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933 _X_
Pre-Effective Amendment  No.
___

Post-Effective Amendment No.
   16                              _X_
REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940
_X_

Amendment No.               17
_X_

 SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND
(Exact name of Registrant as specified in Charter)

   388 Greenwich Street, New York, New
    York 10013 (Address of Principal
    Executive Offices) (Zip
Code)

                       (212) 720-9218
    Registrant's Telephone Number,
    including area
code

          Christina T. Sydor
                          Secretary

Smith Barney  Massachusetts Municipals
         Fund 388 Greenwich Street,
              New York, New York 10013
   (Name and Address of Agent for Service)

  Approximate Date of Proposed Public
Offering: As soon as possible after this PostEffective Amendment becomes effective.

It is proposed that this filing becomes effective:

____ immediately upon filing pursuant to Rule
485(b) _X__ on  January 31, 1996, pursuant to
Rule 485(b)
____ 60 days after filing pursuant to Rule 485(a)


The Registrant has previously filed a declaration
of indefinite registration of its shares pursuant
to Rule 24f2 under the Investment Company Act  of
1940, as amended.
Registrant's Rule 24f-2 Notice for the fiscal year
ended    November 30, 1995 was filed on January
10, 1996 as
Accession # 80984696-000001.

CALCULATION OF REGISTRATION FEE UNDER THE
SECURITIES ACT OF 1933
           Proposed    Proposed    Proposed
              Maximum     Maximum
Maximum
Title of     Offering    Aggregate
Aggregate Securities    Amount     Price
Per Offering Registrati
Being          Being       Unit
Price
on
Fee
Registered  Registered

Shares of
Common
Stock par
value         36,948      $13.50
$498,798
$100.00
$.001 per
share
of  Smith
Barney
Massachuse
tts
Municipals
Fund





  The shares being registered as set
forth in this table are in addition to
the indefinite number of shares of
common stock which the Registrant has
registered under the Securities Act of
1933, as amended  (the "1933 Act"),
pursuant to Rule 24f-2 under the
Investment Company Act of 1940, as
amended (the "1940 Act"). The
Registrant's Rule 24f-2 Notice for the
fiscal year ended November 30, 1995
was filed on January 10, 1996.

  Based on the Registrant's Class A
closing price of  $13.50 on January
10, 1996 pursuant to Rule 457(d) under
the 1933 Act and Rule 24(e)-2 under
the 1940 Act.

In response to Rule 24(e)-2 (b) under
the 1940 Act:    (1) the calculation
of the maximum aggregate offering
price is made pursuant to Rule 24e-2;
(2) 800,416 shares of common stock
were redeemed by the Registrant during
the fiscal year ended November 30,
1995;    (3) 784,949 of such shares
are being used for reductions pursuant
to Rule 24f-2 during the current
fiscal year; and    (4)15,467 shares
are being used for reduction in this
amendment pursuant to Rule 24e-2(a).

SMITH BARNEY  MASSACHUSETTS MUNICIPALS
                 FUND
               FORM N-1A
         CROSS REFERENCE SHEET
        PURSUANT TO RULE 495(a)
Part A.
Item No.                      Prospectus
Caption
1. Cover Page                 Cover Page
2. Synopsis                   Prospectus
Summary
3. Condensed Financial        Financial
Highlights
Information

4. General Description of     Cover Page;
Prospectus
Registrant                    Summary;
Investment
Objective
                              and Management
                              Policies;
                              Massachusetts
                              Municipal
                              Securities;
                              Additional
                              Information

5.  Management of the Fund    Management of
the
Fund;
                              Distributor;
                              Additional
                              Information

6.  Capital Stock and Other   Investment
Objective
and
Securities                    Management
Policies;
                              Dividends,
                              Distributions
                              and Taxes;
                              Additional
                              Information

7.  Purchase of  Securities   Purchase of
Shares;
Valuation
Being Offered                 of  Shares;
   Redemption
of
                              Shares    ;
                              Exchange
                              Privilege;
                              Minimum Account
                              Size;
                              Distributor;
                                 Additional
                              Information

8. Redemption or Repurchase   Purchase of
Shares;
                              Redemption of
                              Shares; Exchange
                              Privilege

9. Legal Proceedings          Not Applicable



Part B
Item No.                      Statement of
Additional
                              Information
Caption 10.  Cover Page            Cover Page
11.  Table of Contents        Table of
Contents
12.  General Information      Distributor;
Additional
                              Information
13.  Investment Objective and Investment
Objective and Policies             Management
Policies
14.  Management of the Fund   Management of
the
Fund;
                              Distributor
15.  Control Persons and
Principal Holders of          Management of
the
Fund
       Securities

16.  Investment Advisory and  Management of
the Fund; other Services
Distributor

17.  Brokerage Allocation     Investment
Objective
and
                              Management
Policies 18.  Capital Stock and Other
   Investment Objectives and Securities
Management
Policies    ;
                              Purchase of
                              Shares;
                              Redemption of
                              Shares; Taxes

19.  Purchase, Redemption and Purchase of
Shares; Pricing of            Redemption of
Shares;
      Securities being        Distributor;
Valuation
of
Offered                       Shares; Exchange
Privilege

20.  Tax Status               Taxes

21.  Underwriters             Distributor

22.  Calculation of           Performance Data
Performance Data

23.  Financial Statements     Financial
Statements


SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND

PART A

P R O S P E C T U S












SMITH BARNEY

























Massachusetts







Municipals









Fund





































JANUARY 29, 1996






























PROSPECTUS BEGINS ON PAGE ONE














[LOGO] Smith Barney Mutual Funds








      Investing for your future.








       Every day.

SMITH BARNEY


Massachusetts Municipals Fund




















PROSPECTUS













JANUARY 29, 1996
































388 Greenwich Street








New York, New York 10013








(212) 723-9218





















 Smith Barney Massachusetts Municipals Fund
(the "Fund") is a non-diversified








municipal bond fund that seeks to provide
Massachusetts investors with as high








a level of dividend income exempt from
Federal
income taxes and Massachusetts








state personal income taxes as is consistent with prudent investment management and the preservation of capital.




















This Prospectus concisely sets forth certain information about the Fund,








including sales charges, distribution and service fees and expenses, that pro-























spective investors will find helpful in
making an investment decision. Invest-


ors are encouraged to read this Prospectus carefully and retain it for future reference.





  Additional information about the Fund is contained in a Statement of Addi-








tional Information dated January 29, 1996, as amended or supplemented from time to time, that is available upon request and without charge by calling or writ-








ing the Fund at the telephone number or
address set forth above or by contact-








ing a Smith Barney Financial Consultant. The
Statement of Additional Informa-








tion has been filed with the Securities
and Exchange Commission (the "SEC") and


is incorporated by reference into this
Prospectus in its entirety.




















SMITH BARNEY INC.








Distributor




















SMITH BARNEY MUTUAL FUNDS MANAGEMENT
INC.








Investment Adviser and Administrator




















THESE SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES AND








EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION NOR HAS THE SECURITIES


AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION PASSED UPON THE


ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS


A CRIMINAL OFFENSE.

SMITH BARNEY



















Massachusetts Municipals Fund





TABLE OF CONTENTS













































PROSPECTUS SUMMARY
3








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--








FINANCIAL HIGHLIGHTS
11























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--


INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
15


----------------------------------------------
--


MASSACHUSETTS MUNICIPAL SECURITIES
21





----------------------------------------------
--








VALUATION OF SHARES
23








----------------------------------------------
--








DIVIDENDS, DISTRIBUTIONS AND TAXES
24



















----------------------------------------------
--


PURCHASE OF SHARES
26








----------------------------------------------
--








EXCHANGE PRIVILEGE
34








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--








REDEMPTION OF SHARES
38








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--








MINIMUM ACCOUNT SIZE
40








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--









-


PERFORMANCE
41








----------------------------------------------
--








MANAGEMENT OF THE FUND
42








----------------------------------------------
--
-








DISTRIBUTOR
44








----------------------------------------------
--








ADDITIONAL INFORMATION
45








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--













 No person has been authorized to give any information or to make any representations in connection with this
offering other than those contained








  in this Prospectus, and, if given or made,
                     such
other information or








 representations must not be relied upon as having been authorized by the








 Fund or the distributor. This Prospectus does not constitute an offer by the








 Fund or the distributor to sell or a
solicitation of an offer to buy any of








 the securities offered hereby in any
jurisdiction to any person to whom it


 is unlawful to make such an offer or
solicitation in such jurisdiction.

SMITH BARNEY








Massachusetts Municipals Fund



























PROSPECTUS SUMMARY





The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional








Information. Cross references in this
summary
are to headings in the Prospec-








tus. See "Table of Contents."

















INVESTMENT OBJECTIVE The Fund is an open-end, non-diversified management investment company that seeks to provide
Massachusetts investors with as high



















a level of dividend income exempt from
Federal and Massachusetts personal


income taxes as is consistent with prudent investment management and the pres-


ervation of capital. Its investments consist primarily of intermediate- and long-term investment-grade municipal
securities issued by the Commonwealth of


Massachusetts and certain other municipal issuers, political subdivisions,


agencies and public authorities that pay interest which is exempt from Massa-


chusetts personal income taxes ("Massachusetts
Municipal Securities"). Inter-


mediate- and long-term municipal securities have remaining maturities at the time of purchase from three to in excess of









twenty years. See "Investment


Objective and Management Policies."




















ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares








("Classes") to investors designed to
provide them with the flexibility of





selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth
Class of shares, Class Y shares,

















is offered only to investors meeting an
initial investment minimum of


$5,000,000. See "Purchase of Shares" and
"Redemption of Shares."





Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 4.00% and are subject to an annual service fee of 0.15%








of the average daily net assets of the
Class. The initial sales charge may be








reduced or waived for certain purchases.
Purchases of Class A shares, which








when combined with current holdings of Class
A shares offered with a sales








charge equal or exceed $500,000 in the
aggregate, will be made at net asset








value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--Reduced or No Initial Sales Charge."








Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual serv-

SMITH BARNEY








Massachusetts Municipals Fund




















PROSPECTUS SUMMARY (CONTINUED)




















ice fee of 0.15% and an annual distribution fee of 0.50% of the average daily net assets of this Class. The Class B
shares' distribution fee may cause that


Class to have higher expenses and pay lower dividends than Class A shares.




















Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon
conversion, these shares will no longer be








subject to an annual distribution fee. In addition, a certain portion of Class








B shares that have been acquired through the reinvestment of dividends and dis-

















tributions ("Class B Dividend Shares") will be converted at that time. See


"Purchase of Shares--Deferred Sales Charge
Alternatives."





Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.15% and an annual distribution fee of 0.55% of the average daily net assets of this Class, and investors pay a CDSC of 1.00% if they redeem
Class C shares within 12 months of








purchase. This CDSC may be waived for
certain redemptions. The Class C shares'








distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of the Fund equal or exceed $500,000 in the aggregate,


should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on
redemptions made within 12 months of pur-

chase.




















 Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000.
Class Y   shares are sold at net asset
value with no initial sales charge or CDSC.
They









are not subject to any service


or distribution fees.




















In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any
other relevant facts and circumstances:

















  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A
shares;









as the investment accumulates,


shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative,


Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment

SMITH BARNEY























Massachusetts Municipals Fund





PROSPECTUS SUMMARY (CONTINUED)





return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes.
Because the Fund's future return can-








not be predicted, however, there can be no assurance that this would be the case.




















 Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the
context of their own investment time


frame. For example, while Class C shares have a shorter CDSC period than Class


B shares, they do not have a conversion
feature, and therefore, are subject to


an ongoing distribution fee. Thus, Class B shares may be more attractive than

Class C shares to investors with longer
term investment outlooks.




















Investors investing a minimum of $5,000,000 must purchase Class Y shares,








which are not subject to any initial sales charge, CDSC or service or distri-



















bution fees. The maximum purchase amount for Class A shares is $4,999,999,


Class B shares is $249,999 and Class C shares is $499,999. There is no maximum purchase amount for Class Y shares.





  Reduced or No Initial Sales Charge. The
initial sales charge on Class A





shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of


1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all


Class A shares held in funds sponsored by Smith Barney Inc. ("Smith Barney")





listed under "Exchange Privilege." Other Class
A share purchases may also be








eligible for a reduced initial sales charge.
See "Purchases of Shares."

















Smith Barney Financial Consultants may receive different compensation for selling each Class of shares. See "Purchase of









Shares" and "Management of the


Fund" for a complete description of the
sales charges and service and distri-


bution fees for each Class of shares and "Valuation of Shares," "Dividends,


Distributions and Taxes" and "Exchange
Privilege" for other differences


between the Classes of shares.

















PURCHASE OF SHARES Shares may be purchased through the Fund's distributor,








Smith Barney, a broker that clears securities transactions through Smith Bar-








ney on a fully disclosed basis (an
"Introducing Broker") or an investment



















dealer in the selling group. See "Purchase of Shares."

SMITH BARNEY








Massachusetts Municipals Fund




















PROSPECTUS SUMMARY (CONTINUED)

















INVESTMENT MINIMUMS Investors in Class A,
Class B and Class C shares may open


an account by making an initial investment of at least $1,000 for each account. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent
investments of at least $50 may be made





for all Classes. The minimum initial
investment requirement for Class A, Class








B and Class C shares and the subsequent
investment requirement for all Classes








through the Systematic Investment Plan
described below is $50. There is no








minimum investment requirement in Class A shares for unitholders who invest distributions from a unit investment trust
("UIT") sponsored by Smith Barney.


See "Purchase of Shares."





SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Invest-


ment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares in an amount not less than $50.








See "Purchase of Shares."




















REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock



















Exchange, Inc. ("NYSE") is open for business.
See "Purchase of Shares" and


"Redemption of Shares."





MANAGEMENT OF THE FUND Smith Barney Mutual
Funds Management Inc. ("SBMFM")


serves as the Fund's investment adviser and administrator. SBMFM provides investment advisory and management services to investment companies affiliated with Smith Barney. SBMFM is a wholly owned subsidiary of Smith Barney Holdings








Inc. ("Holdings"). Holdings is a wholly
owned subsidiary of Travelers Group








Inc. ("Travelers"), a diversified financial services holding company engaged,























through its subsidiaries, principally in four business segments: Investment


Services, Consumer Finance Services, Life
Insurance Services and Property &


Casualty Insurance Services. See "Management of the Fund."





EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same


Class of certain other funds of the Smith
Barney Mutual Funds at the respec-


tive net asset values next determined, plus any applicable sales charge dif-


ferential. See "Exchange Privilege."



























VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See
"Valuation of Shares."













DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are paid on the last Friday of each calendar month to shareholders of record as of

SMITH BARNEY


Massachusetts Municipals Fund




















PROSPECTUS SUMMARY (CONTINUED)














the preceding Tuesday. Distributions of net realized long- and short-term cap-








ital gains, if any, are declared and paid annually after the end of the fiscal year in which they were earned. See
"Dividends, Distributions and Taxes."




























REINVESTMENT OF DIVIDENDS Dividends and
distributions paid on shares of any


Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same
Class at current net asset value.


Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and dis-


tribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends,
Distributions and Taxes."




















RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the








Fund will achieve its investment objective.
Assets of the Fund may be invested


in the municipal securities of both
Massachusetts and non-Massachusetts munic-


ipal issuers. Dividends derived from interest on obligations of non-Massachu-


setts municipal issuers, as a general rule, will be exempt from Federal income taxes, but may be subject to Massachusetts state personal income taxes. Divi-








dends derived from certain municipal
securities (including Massachusetts








Municipal Securities), however, may be a specific tax preference item for Fed-








eral alternative minimum tax purposes. The
Fund may invest without limit in





















securities subject to the Federal
alternative minimum tax. See "Investment
Objective and Management Policies" and
"Dividends, Distributions and Taxes."




















  The Fund is more susceptible to factors
adversely affecting issuers of Mas-








sachusetts Municipal Securities than is a municipal bond fund that does not emphasize these issuers. See "Massachusetts
Municipal Securities" in the Pro-








spectus and "Special Considerations Relating to Massachusetts Municipal Secu-








rities" in the Statement of Additional
Information for further details about








the risks of investing in Massachusetts





obligations.





 The Fund is classified as a non-diversified investment company under the








Investment Company Act of 1940, as amended
(the "1940 Act"), which means that








the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The Fund's assumption of large positions in the obligations of a small number of issuers may cause the








Fund's share price to fluctuate to a greater extent than that of a diversified company as a result of changes in the
financial condition or in the market's























assessment of the issuers. See
"Investment Objective and Management
Policies."

SMITH BARNEY








Massachusetts Municipals Fund




















PROSPECTUS SUMMARY (CONTINUED)









































The Fund generally will invest at least 75% of its assets in securities rated investment grade, and may invest the remainder of its assets in securities rated as low as C by Moody's Investors
Service, Inc. ("Moody's") or D by Stan-








dard & Poor's Corporation ("S&P"), which are often referred to as "junk bonds,"








or in unrated obligations of comparable
quality. Securities in the fourth high-








est rating category, though considered to be investment grade, have speculative characteristics. Securities rated as low as D are extremely speculative and are in actual default of interest and/or principal payments.





There are several risks in connection with the use of certain portfolio strategies by the Fund, such as the use of whenissued securities, municipal bond index and interest rate futures contracts and put and call options thereon as hedging devices, and municipal leases.
See "Investment Objective and Manage-








ment Policies--Certain Portfolio
Strategies."

SMITH BARNEY


Massachusetts Municipals Fund




















PROSPECTUS SUMMARY (CONTINUED)





























THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or
indirectly as a shareholder of the Fund,








based on the maximum sales charge or maximum
CDSC that may be incurred at the



















time of purchase or redemption and, unless otherwise noted, the Fund's operat-


ing expenses for its most recent fiscal
year:





































CLASS A CLASS B CLASS C CLASS Y








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-------------------------------
















  SHAREHOLDER TRANSACTION EXPENSES








   Maximum sales charge imposed on purchases





















      (as a percentage of offering price)
4.00%   None    None    None
   Maximum CDSC (as a percentage of original
    cost or redemption proceeds, whichever
      is lower)
None*   4.50%   1.00%   None








----------------------------------------------
--
------------------------------
  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net
assets)
  Management fees (net of fee waivers)
0.31%   0.31%   0.31%   0.31%








    12b-1 fees**
0.15    0.65    0.70     --

















    Other expenses***
0.37    0.39    0.34    0.37
----------------------------------------------
-------------------------------
  TOTAL FUND OPERATING EXPENSES
0.83%   1.35%   1.35%   0.68%








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-------------------------------
















   * Purchases of Class A shares, which when combined with current holdings of








  Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on
redemptions made within 12 months.





 ** Upon conversion of Class B shares to Class
                       A
shares, such shares will no








   longer be subject to a distribution fee.
Class C shares do not have a








    conversion feature and, therefore, are
subject to an ongoing distribution








  fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the
maximum front-end sales charge
  permitted by the National Association of Securities Dealers, Inc.

















*** For Class Y shares, "Other expenses" have been estimated based on expenses incurred by Class A shares because no
Class Y   shares had been sold as of
    November 30, 1995.
































 The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held. See "Purchase of Shares" and "Redemption of Shares." Smith



















Barney receives an annual 12b-1 service fee of 0.15% of the value of average daily net assets of Class A shares. Smith
Barney also receives, with respect to


Class B shares, an annual 12b-1 fee of 0.65% of the value of average daily net assets of that Class, consisting of a 0.50% distribution fee and a 0.15% serv-


ice fee. For Class C shares, Smith Barney receives an annual 12b-1 fee of 0.70%


of the value of average daily net assets of that Class, consisting of a 0.55%


distri-
























9

SMITH BARNEY








Massachusetts Municipals Fund




















PROSPECTUS SUMMARY (CONTINUED)




















bution fee and a 0.15% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees,








printing costs and registration fees.




















 EXAMPLE




















The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.





The example assumes payment by the Fund
of operating expenses at the levels set








forth in the table above. See "Purchase
of Shares," "Redemption of Shares" and








"Management of the Fund."










































1 YEAR 3 YEARS 5 YEARS 10 YEARS*
----------------------------------------------
-------------------------------








  An investor would pay the following
 expenses on a $1,000 investment, assuming
(1) 5.00% annual return and (2) redemption
  at the end of each time period:
    Class A
$48     $65     $84     $138








    Class B





59      73      84      148
    Class C
24      43      74      162








    Class Y
7      22      38        85








   An investor would pay the following








expenses on the same investment, assuming





the same annual return and no redemption:








    Class A
$48     $65     $84     $138








    Class B
14      43      74      148








    Class C
14      43      74      162








    Class Y





7      22      38        85
----------------------------------------------
-------------------------------

 * Ten-year figures assume conversion of Class
                       B
shares to Class A shares at








 the end of the eighth year following the date of purchase.

The example also provides a means for the investor to compare expense levels of funds with different fee structures
over varying investment periods. To








facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE
SHOULD NOT BE CONSIDERED A REPRESENTA-


TION OF PAST OR FUTURE EXPENSES AND ACTUAL
EXPENSES MAY BE GREATER OR LESS THAN


THOSE SHOWN.

SMITH BARNEY








Massachusetts Municipals Fund

































FINANCIAL HIGHLIGHTS





The following information for the fiscal year ended November 30, 1995 has been audited by KPMG Peat Marwick LLP,
independent auditors, whose report thereon





appears in the Fund's Annual Report dated
November 30, 1995. The








information for the fiscal years ended
November 30, 1988 through November 30,








1994 has been audited by Coopers & Lybrand
L.L.P. The information set out below








should be read in conjunction with the
financial statements and related notes



















that also appear in the Fund's Annual Report, which is incorporated by refer-


ence into the Statement of Additional
Information. No information is presented


for Class Y shares since no Class Y shares were outstanding for the periods shown.

















FOR A SHARE OF EACH CLASS OF BENEFICIAL
INTEREST OUTSTANDING THROUGHOUT EACH








YEAR:

















































CLASS A SHARES
1995
1994     1993(1)   1992








----------------------------------------------
--------------------------------
















NET ASSET VALUE, BEGINNING OF YEAR         $
11.35  $ 13.26   $ 12.63  $ 12.28





----------------------------------------------
--------------------------------








INCOME (LOSS) FROM OPERATIONS:








Net investment income(2)
0.69     0.70      0.72     0.77
Net realized and unrealized gains (loss)
1.61    (1.85)     0.72     0.43








----------------------------------------------
--









-------------------------------


Total Income (Loss) From Operations
2.30    (1.15)     1.44     1.20


----------------------------------------------
--------------------------------


LESS DISTRIBUTIONS FROM:


 Net investment income
(0.68)   (0.69)    (0.73)   (0.77)





 Overdistribution of net investment income
(0.01)   (0.01)    (0.01)     --








              Net realized gains
                       -
-     (0.06)    (0.07)   (0.04)








                    Capital
                       -
-       --        --     (0.04)








----------------------------------------------
--------------------------------





















Total Distributions
(0.69)   (0.76)    (0.81)   (0.85)








----------------------------------------------
--------------------------------








NET ASSET VALUE, END OF YEAR               $
12.96  $ 11.35   $ 13.26  $ 12.63
----------------------------------------------
--------------------------------





TOTAL RETURN
20.73%   (9.07)%   11.75%   10.06%








----------------------------------------------
--------------------------------








NET ASSETS, END OF YEAR (000'S)
$29,156  $27,634   $32,592  $27,354








----------------------------------------------
--------------------------------

















RATIOS TO AVERAGE NET ASSETS:


 Expenses(2)
0.83%    0.81%     0.82%    0.71%
 Net investment income
5.42     5.55      5.49     6.12








----------------------------------------------
--------------------------------








PORTFOLIO TURNOVER RATE
10%      37%       10%      73%








----------------------------------------------
--------------------------------





























11

SMITH BARNEY








Massachusetts Municipals Fund




















FINANCIAL HIGHLIGHTS (CONTINUED)

































CLASS A SHARES             1991     1990
1989     1988*








----------------------------------------------
----------------













NET ASSET VALUE,








BEGINNING OF YEAR         $ 11.81  $ 12.11  $
11.88  $ 11.40








----------------------------------------------
----------------





INCOME (LOSS) FROM








OPERATIONS:








Net investment income(2)     0.84
0.84 0.88     0.82








Net realized and








unrealized gains (loss)      0.48
(0.27) 0.21     0.54























----------------------------------------------
----------------


Total Income (Loss) From


Operations                   1.32     0.57
1.09     1.36


----------------------------------------------
----------------


LESS DISTRIBUTIONS FROM:
    Net investment income      (0.84)
                 (0.85)
(0.86)   (0.82)
 Overdistribution of net
investment income            --       --
--       --








     Net realized gains           --
                 (0.02)
--     (0.06)





















 Capital                    (0.01)     --
--       --








----------------------------------------------
----------------








TOTAL DISTRIBUTIONS         (0.85)   (0.87)
(0.86)   (0.88)








----------------------------------------------
----------------





NET ASSET VALUE, END OF








YEAR                      $ 12.28  $ 11.81  $
12.11  $ 11.88








----------------------------------------------
----------------








TOTAL RETURN                11.57%    4.93%
9.43%   12.25%








----------------------------------------------
--









---------------


NET ASSETS, END OF YEAR


(000'S)                   $19,621  $18,036
$20,375  $14,548


----------------------------------------------
----------------


RATIOS TO AVERAGE NET





ASSETS:








 Expenses(2)                 0.66%    0.74%
0.58%    0.67%++
 Net investment
 income/(loss)               6.89%    7.00%
7.24%    7.00%++








----------------------------------------------
----------------








Portfolio turnover rate        87%      51%
28%     128%


----------------------------------------------
----------------







 (1) Per share amounts have been calculated using the monthly average shares method, which more appropriately
presents the per share data for this year
     since use of the undistributed
investment income method does not accord with results of operations.
























 (2) The investment adviser waived all or part of its fees for the seven years ended November 30, 1995 and the period
from December 21, 1987 through








   November 30, 1988. If such fees were not waived, the per share decrease in net investment income and the expense ratios would have been as follows:




















 PER SHARE DECREASES             EXPENSE
RATIOS

















 IN NET INVESTMENT INCOME         WITHOUT FEE
WAIVERS








 ----------------------------- ---------------
--------------








   1995  1994  1993  1992  1991  1990  1989
1988 1995  1994  1993  1992  1991








 ----- ----- ----- ----- ----- ----- ----- ---
-- ----- -----








Class A  $0.03 $0.04 $0.05 $0.08 $0.07 $0.04
$0.14 $0.16 1.07% 1.09% 1.18% 1.32% 1.28%

*  The Fund commenced operations on December
21, 1987. Any shares outstanding








      prior to November 6, 1992 were
designated as Class A shares.

SMITH BARNEY








Massachusetts Municipals Fund

















FINANCIAL HIGHLIGHTS (CONTINUED)

















FOR A SHARE OF EACH CLASS OF BENEFICIAL
INTEREST OUTSTANDING THROUGHOUT EACH








YEAR:





































CLASS B SHARES
1995 1994      1993    1992(1)


----------------------------------------------
---------------------------------













NET ASSET VALUE, BEGINNING OF YEAR         $
11.35  $ 13.26   $ 12.63  $12.52








----------------------------------------------
---------------------------------








INCOME (LOSS) FROM OPERATIONS:








 Net investment income





0.63     0.63      0.66    0.06
 Net realized and unrealized gains (loss)
1.61    (1.84)     0.72    0.10








----------------------------------------------
---------------------------------








Total Income (Loss) From Operations
2.24    (1.21)     1.38    0.16








----------------------------------------------
--
--------------------------------








LESS DISTRIBUTIONS FROM:








 Net investment income
(0.62)   (0.63)    (0.67)  (0.05)








 Overdistribution of net investment income
(0.01)   (0.01)    (0.01)    --








              Net realized gains
                       -
-     (0.06)    (0.07)    --





















----------------------------------------------
---------------------------------
TOTAL DISTRIBUTIONS
(0.63)   (0.70)    (0.75)  (0.05)








----------------------------------------------
---------------------------------








NET ASSET VALUE, END OF YEAR               $
12.96  $ 11.35   $ 13.26  $12.63

----------------------------------------------
---------------------------------








TOTAL RETURN
20.15%   (9.50)%   11.09%   1.29%++








----------------------------------------------
---------------------------------








NET ASSETS, END OF YEAR (000'S)
$28,726  $23,279   $22,317  $2,938

















----------------------------------------------
---------------------------------


RATIOS TO AVERAGE NET ASSETS:


 Expenses
1.35%    1.32%     1.31%   1.34%+
 Net investment income
4.94     5.04      4.09    5.49+








----------------------------------------------
--
--------------------------------








Portfolio turnover rate
10%      37%       10%     73%








----------------------------------------------
---------------------------------


































 (1) For the period from November 6, 1992
(inception date) to November 30,








     1992.

 (2) The investment adviser has waived all
                    or
part of its fees for the three








   years ended November 30, 1995 and the
period ended November 30, 1992. If





     such fees were not waived, the per
share decreases in net investment








     income and expense ratios would have
been as follows:

































                    PER SHARE DECREASES
EXPENSE RATIOS
                 IN NET INVESTMENT INCOME
WITHOUT FEE WAIVERS
                --------------------------- --
---------------------
                 1995   1994   1993   1992
1995 1994  1993   1992

                ------ ------ ------ ------ --
-- ----- ----- ------








     Class B   $0.04  $0.03  $0.05  $0.01
1.59% 1.60% 1.68% 1.94%+




















  ++Total return is not annualized, as it may
                      not
be representative of the total








   return for the year.

 + Annualized.

SMITH BARNEY








Massachusetts Municipals Fund











FINANCIAL HIGHLIGHTS (CONTINUED)





FOR A SHARE OF EACH CLASS OF BENEFICIAL
INTEREST OUTSTANDING THROUGHOUT EACH


YEAR:

































CLASS C SHARES
1995 1994(1)








----------------------------------------------
-------------










NET ASSET VALUE, BEGINNING OF YEAR
$11.35  $11.34








----------------------------------------------
-------------








INCOME FROM OPERATIONS:





Net investment income
0.63    0.05
Net realized and unrealized gain
1.60     --
----------------------------------------------
-------------
Total Income From Operations
2.23    0.05

----------------------------------------------
-------------


LESS DISTRIBUTIONS FROM:


 Net investment income
(0.63)  (0.04)








Overdistribution of net investment income    -
                       -
(0.00)*








Net realized capital gains                   -
                       -
--
----------------------------------------------
-------------
Total Distributions
(0.63)  (0.04)








----------------------------------------------
-------------








NET ASSET VALUE, END OF YEAR
$12.95  $11.35








----------------------------------------------
-------------


TOTAL RETURN
20.04%   0.40%++








----------------------------------------------
-------------








NET ASSETS, END OF YEAR ($000'S)           $
146  $   75





----------------------------------------------
-------------








RATIOS TO AVERAGE NET ASSETS:








 Expenses(2)
1.35%   1.36%








 Net investment income
4.65    5.00+



















----------------------------------------------
-------------


PORTFOLIO TURNOVER RATE
10%     37%








----------------------------------------------
-------------


















 (1) For the period from November 10, 1994
(inception date) to November 30,








     1994.

 (2) The investment adviser has waived all
                    or
part of its fees for the year








     ended November 30, 1995 and the period









ended November 30, 1994. If such


   fees were not waived, the per share
decrease in net investment income and








     the ratios of expenses to average
net assets would have been as follows:










































                   PER SHARE DECREASES
EXPENSE RATIOS








                IN NET INVESTMENT INCOME
WITHOUT FEE WAIVERS








                ------------------------- ----
---------------





                    1995         1994
1995 1994
                ------------ ------------ ----
---- ----------





       Class C         $0.04
$0.00* 1.58%     0.63%+

























  * Amount represents less than $0.01.



























  ++Total return is not annualized, as it may
                      not
be representative of the total








   return for the year.

 + Annualized.

SMITH BARNEY








Massachusetts Municipals Fund





















INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES








 The investment objective of the Fund is to provide Massachusetts investors with as high a level of dividend income
exempt from Federal and Massachusetts





personal income taxes as is consistent with prudent investment management and the preservation of capital. This investment objective may not be changed with-








out the approval of the holders of a majority of the Fund's outstanding shares.








There can be no assurance that the Fund's investment objective will be achieved.





  The Fund operates subject to an investment policy providing that, under nor-








mal market conditions, the Fund will invest at least 80% of its net assets in








Massachusetts Municipal Securities. The Fund may invest up to 20% of its net assets in municipal securities of non
Massachusetts municipal issuers, the








interest on which is excluded from gross income for Federal income tax purposes








(not including the possible applicability of a Federal alternative minimum tax), but which is subject to Massachusetts personal income taxes. When SBMFM believes that market conditions warrant
adoption of a temporary defensive pos-


ture, the Fund may invest without limit in non
Massachusetts municipal issues


and in "Temporary Investments" as described below.

















The Fund generally will invest at least 75% of its total assets in invest-








ment-grade debt obligations rated no lower than Baa, MIG 3 or Prime-1 by








Moody's or BBB, SP-2 or A-1 by S&P, or in unrated obligations of comparable quality. Unrated securities will be considered to be of investment grade if deemed by SBMFM to be comparable in quality to instruments so rated, or if other outstanding obligations of the issuers of the unrated securities are rated Baa or better by Moody's or BBB or better by S&P. The balance of the


Fund's assets may be invested in securities rated as low as C by Moody's or D by S&P, or comparable unrated securities which are often referred to as "junk bonds." Securities in the fourth highest rating category, though considered to be investment grade, have speculative
characteristics. Securities rated as low


as D are extremely speculative and are in actual default of interest and/or principal payments.








The Fund's average weighted maturity will vary from time to time based on the judgment of SBMFM. The Fund intends to focus on intermediate- and long-term obligations, that is, obligations with
remaining maturities at the time of pur-





chase from three to in excess of twenty
years. Obligations which are rated Baa








by Moody's or BBB by S&P and those which are rated lower than investment grade are subject to greater market fluctuation and more uncertainty as to payment of principal and interest, and therefore
generate higher yields than obli

SMITH BARNEY








Massachusetts Municipals Fund




















INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)




















gations rated above Baa or BBB. A description of the rating systems of Moody's and S&P is contained in the Statement of Additional Information.





  Because many issuers of Massachusetts
Municipal Securities may choose not to
have their obligations rated, it is
possible that a large portion of the
Fund's portfolio may consist of unrated
obligations. Unrated obligations are








not necessarily of lower quality than rated obligations, but to the extent the








Fund invests in unrated obligations, the Fund will be more reliant on SBMFM's judgment, analysis and experience than would be the case if the Fund invested only in rated obligations.





















  The Fund may invest without limit in
"municipal leases," which generally are
participations in intermediate- and short-term debt obligations issued by municipalities consisting of leases or installment purchase contracts for property or equipment. Municipal leases may take the form of a lease or an installment purchase contract issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets.
Although lease obligations do not constitute









general obligations of the munic-


ipality for which the municipality's taxing power is pledged, a lease obliga-


tion is ordinarily backed by the
municipality's covenant to budget for, appro-


priate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more
conventional bonds. Although "non-appropri-


ation" lease obligations are often secured by the underlying property, dispo-


sition of the property in the event of
foreclosure might prove difficult.


There is no limitation on the percentage of the Fund's assets that may be invested in municipal lease obligations. In evaluating municipal lease obliga-








tions, SBMFM will consider such factors as it deems appropriate, which may include: (a) whether the lease can be
canceled; (b) the ability of the lease








obligee to direct the sale of the underlying assets; (c) the general credit-























worthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's

SMITH BARNEY


Massachusetts Municipals Fund




















INVESTMENT OBJECTIVE AND MANAGEMENT
POLICIES (CONTINUED)





ability to utilize substitute property or services rather than those covered by the lease obligation.




















The Fund may invest without limit in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for pur-


poses of the Federal individual and corporate alternative minimum taxes. Indi-


vidual and corporate shareholders may be subject to a Federal alternative min-





imum tax to the extent the Fund's dividends are derived from interest on those bonds. Dividends derived from interest income on Massachusetts Municipal Secu-








rities are a component of the "current
earnings" adjustment item for purposes








of the Federal corporate alternative minimum tax.

















 The Fund is classified as a non-diversified investment company under the








1940 Act, which means that the Fund is not limited by the 1940 Act in the pro-








portion of its assets that it may invest in the obligations of a single issu-








er. The Fund intends to conduct its
operations,
however, so as to qualify as a








"regulated investment company" for purposes of the Internal Revenue Code of








1986, as amended (the "Code"), which will relieve the Fund of any liability for Federal income tax to the extent its earnings are distributed to share-








holders. To so qualify, among other
requirements, the Fund will limit its








investments so that, at the close of each quarter of the taxable year, (a) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.








The Fund's assumption of large positions in the obligations of a small number of issuers may cause the Fund's share price to fluctuate to a greater extent than that of a diversified company as a
result of changes in the financial
condition or in the market's assessment of the issuers.




















  The Fund may invest without limit in debt obligations that are repayable out of revenue streams generated from
economicallyrelated projects or facilities.








Sizeable investments in such obligations could involve an increased risk to the Fund should any of the related projects or facilities experience financial difficulties. In addition, the Fund may
invest up to an aggregate of 15% of








its total assets in securities with
contractual









or other restrictions on


resale and other instruments which are not readily marketable and up to 5% of its assets in the securities of issuers which have been in continuous opera-


tion for less than three years.
Notwithstanding the foregoing, the Fund shall


not invest more than 10%

SMITH BARNEY























Massachusetts Municipals Fund





INVESTMENT OBJECTIVE AND MANAGEMENT
POLICIES (CONTINUED)





of its assets in securities (excluding
those subject to Rule 144A under the





Securities Act of 1933, as amended) that are restricted. The Fund also is authorized to borrow an amount of up to 10% of its total assets (including the amount borrowed) valued at market less
liabilities (not including the amount








borrowed) in order to meet anticipated
redemptions and to pledge its assets to





















the same extent in connection with the
borrowings.





  Further information about the Fund's
investment policies, including a list
of those restrictions on the Fund's
investment activities that cannot be
changed without shareholder approval, appears in the Statement of Additional
Information.




















 CERTAIN PORTFOLIO STRATEGIES




















  In attempting to achieve its investment









objective, the Fund may employ,


among others, the following portfolio
strategies:




















  When-Issued Securities. New issues
of Massachusetts Municipal Securities








(and other tax-exempt obligations) are
frequently offered on a when-issued





basis, which means that delivery and payment for such securities normally take place 15 to 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on when-issued securi-








ties are fixed at the time the buyer enters into the commitment. Massachusetts























Municipal Securities, like other investments made by the Fund, may decline or appreciate in value before their actual
delivery to the Fund. Due to the fluc-


tuations in the value of securities purchased and sold on a when-issued basis,


the yields obtained on these securities may be higher or lower than the yields available in the market on the date when the investments actually are deliv-








ered to the buyers. The Fund will not
accrue income with respect to a when-








issued security prior to its stated
delivery date. The Fund will establish a








segregated account with the Fund's
custodian consisting of cash, obligations



















issued or guaranteed by the United States government or its agencies or instrumentalities ("U.S. government
securities") or other high grade debt


obligations in an amount equal to the amount of the purchase price of the when-issued securities. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. The Fund gener-


ally will make commitments to purchase
Massachusetts Municipal Securities (and


other tax-exempt obligations) on a when-issued basis only with the intention of actually acquiring the securities, but the Fund may sell these securities before the delivery date if it is deemed









advisable.

SMITH BARNEY





Massachusetts Municipals Fund




















INVESTMENT OBJECTIVE AND MANAGEMENT
POLICIES (CONTINUED)





































 Temporary Investments. Under normal market conditions, the Fund may hold up to 20% of its total assets in cash or money market instruments, including tax-








able money market instruments ("Temporary
Investments"). In addition, when








SBMFM believes that market conditions
warrant, including when acceptable Massa-





chusetts Municipal Securities are
unavailable, the Fund may take a temporary








defensive posture and invest without
limitation in Temporary Investments. Tax-








exempt securities eligible for short-term investment by the Fund are municipal notes rated at the time of purchase within the three highest grades by Moody's or S&P or, if not rated, issued by issuers with outstanding debt securities rated within the three highest grades by Moody's or S&P. The Fund may also invest in certain taxable short-term
instruments having quality characteristics


comparable to those for tax-exempt
investments. To the extent the Fund holds


Temporary Investments, it may not achieve its investment objective.
Municipal Bond Index and Interest Rate Futures
Contracts and Options on








Municipal Bond Index and Interest Rate Futures
Contracts. The Fund may enter








into municipal bond index and interest rate futures contracts and purchase and sell options on these futures contracts that are traded on a United States exchange or board of trade. Such investments, if any, by the Fund will be made solely for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase due to antici-

pated changes in interest rates and market conditions and when the transactions are economically appropriate to the reduction of risks inherent in the manage-








ment of the Fund.




















A municipal bond index futures contract, which









is based on an index of long-


term, tax-exempt municipal bonds, is an
agreement in which two parties agree to


take or make delivery of an amount of cash equal to a specific dollar amount times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was orig-








inally written. Interest rate futures
contracts are contracts for the future








purchase or sale of specified interest rate sensitive debt securities such as








United States Treasury bills, bonds and
notes, obligations of the Government








National Mortgage Association and bank
certificates of deposit. Although most








interest rate futures contracts require the delivery of the underlying securi-


ties, some settle in cash. Each contract designates the price, date, time and place of delivery. Entering into a futures contract to deliver the index or instrument underlying the contract is
referred to as entering into a "short"





position in the futures contract,
whereas entering into a futures
contract to








take delivery of the index or

SMITH BARNEY


Massachusetts Municipals Fund




















INVESTMENT OBJECTIVE AND MANAGEMENT
POLICIES (CONTINUED)

instrument is referred to as entering into a "long" position in the futures contract.




















A put or call option on a municipal bond index or interest rate futures con-








tract gives the purchaser the right, in
return for the premium paid, to assume


a short or long position, respectively, in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. The Fund may purchase put and call options on both municipal bond index and interest rate futures contracts. The
Fund will sell options on these








futures contracts only as part of closing purchase transactions to terminate its options positions, although no assurance can be given that closing trans-








actions can be effected.




















  Entering into a futures contract for a
purchase or sale of a municipal bond
index or debt security or purchasing options on index or interest rate futures contracts will enable the Fund to protect its assets from fluctuations in interest rates on tax-exempt securities without initially buying or selling the securities. The Fund may enter into
futures contracts to sell an index or








debt security or may purchase put options when SBMFM believes that interest rates will rise and consequently the value of the Fund's portfolio securities will decrease. The Fund may enter into
futures contracts to buy an index or





debt security or may purchase call options when SBMFM anticipates purchasing portfolio securities at a time of declining interest rates.




















There are several risks in connection with the use of municipal bond index and interest rate futures contracts and
options on those futures contracts as








hedging devices. There can be no assurance that there will be a correlation between price movements in the municipal bond index or interest rate futures,








on the one hand, and price movements in
municipal bonds which are the subject



















of the hedge, on the other hand. The lack of correlation could be pronounced with respect to municipal bond index
futures contracts because the Fund pri-


marily will hold Massachusetts Municipal
Securities rather than a selection of


the bonds constituting an index. Positions in futures contracts and options on futures contracts may be closed out only by entering into offsetting positions on the exchange on which the contract was initiated, and no assurance can be given that an active market will exist for the contract or the option at any particular time. Consequently, the Fund may realize a loss on a futures con-


tract that is not offset by an increase in the









price of the municipal bonds


that are being hedged or may not be able to close a futures position in the event of adverse price movements. Any
income earned by the Fund from transac-


tions in futures contracts and options on futures contracts will be taxable.


Accordingly,

SMITH BARNEY



















Massachusetts Municipals Fund





INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)





it is anticipated that such investments will be made only in unusual circum-





stances, such as when SBMFM anticipates an extreme change in interest rates or market conditions.




















When the Fund enters into futures contracts to purchase an index or debt security or purchases call options, an amount of cash, U.S. government securi-








ties or other high grade debt securities equal to the market value of the con-


tract will be deposited and maintained in a segregated account with the Fund's custodian to collateralize the positions, thereby insuring that the use of the contract is unleveraged.





MASSACHUSETTS MUNICIPAL SECURITIES
































 As used in this Prospectus, the term
"Massachusetts Municipal Securities"



















generally refers to intermediate- and long-term debt obligations issued by the


Commonwealth of Massachusetts and its
political subdivisions, agencies and


public authorities (together with certain other governmental issuers such as


Puerto Rico, the Virgin Islands and Guam) to obtain funds for various public purposes. The interest on such obligations is, in the opinion of bond counsel to the issuers, excluded from gross income for Federal income tax purposes and exempt from Massachusetts personal income taxes and, for that reason, gener-


ally is fixed at a lower rate than it would be if it were subject to such tax-


es. Interest income on certain Massachusetts









Municipal Securities is a spe-


cific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes.




















 CLASSIFICATIONS









  The two principal classifications of
Massachusetts Municipal Securities are
"general obligation bonds" and "revenue
bonds." General obligation bonds are
secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.
Revenue bonds are payable from the rev-








enues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power.
Sizeable investments in such


obligations could involve an increased risk to the Fund should any of such related facilities experience financial
difficulties. In addition, certain








types of private activity bonds issued by or on behalf of public authorities to obtain funds for privately operated
facilities are included in the term








Massachusetts Municipal Securities, provided that the interest paid on the bonds qualifies as excluded from gross

SMITH BARNEY








Massachusetts Municipals Fund




















MASSACHUSETTS MUNICIPAL SECURITIES
(CONTINUED)




















income for Federal income tax purposes and as









exempt from Massachusetts per-


sonal income taxes. Tax-exempt private
activity bonds do not generally carry


the pledge of the credit of the issuing
municipality.




















 SPECIAL CONSIDERATIONS





  Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are
allocated









and reallocated among Federal,


state and local governmental units. Such non payment would result in a reduc-


tion of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the








Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and the Fund may not, in all circumstances, be able to collect all
principal and interest to which it is








entitled. To enforce its rights in the event of a default in lease payments,


the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or
operation of such assets may not be tax-








exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain
limitations on its investments and on
the nature of its income.




















Because it invests primarily in Massachusetts
Municipal Securities, the Fund








may be affected by any political, economic, regulatory, legal or other develop-








ments that constrain the taxing, spending and revenue collection authority of issuers of Massachusetts Municipal Securities or otherwise affect the ability of such issuers to pay interest or repay principal or any premium. Several statutes limit the taxing authority of certain
Massachusetts governmental enti-








ties and may impair the ability of some
issuers of Massachusetts Municipal


Securities to maintain debt service on their obligations. It should be noted


that the Commonwealth has experienced fiscal difficulties, including an operat-


ing deficit in each of the fiscal years ended
June 30, 1989 through 1991. Bud-





geted operating funds ended fiscal 1992, 1993 and 1994 with an excess of reve-








nues and other sources

SMITH BARNEY


Massachusetts Municipals Fund




















MASSACHUSETTS MUNICIPAL SECURITIES
(CONTINUED)

















over expenditures and other uses. Budgeted revenues and other sources to be collected in fiscal 1995 are currently
estimated by the Executive Office of








Administration and Finance to fall short of the expenditures authorized by the fiscal 1995 budget. Any significant imbalance in revenues and expenditures is likely to affect the bond ratings and credit standing of the public authori-


ties and municipalities within Massachusetts, as well as of the Commonwealth itself. Any such imbalance could adversely affect the market values and mar-


ketability of obligations issued by such entities, and could result in payment defaults on outstanding obligations.




















During the period from 1989 through 1992, Massachusetts experienced a slow-








down in certain sectors of the economy,
including high technology, construc-








tion, real estate, financial services and









manufacturing. Since 1992, employ-


ment within most of these sectors has improved as part of a general recovery of the economy. Employment losses within the manufacturing sector have contin-


ued, but at a slower rate than in prior years.
For additional information con-


cerning the Commonwealth's economic
difficulties
and other considerations








relating to investments in
Massachusetts Municipal Securities,
see the State-








ment of Additional Information.




















VALUATION OF SHARES














   The Fund's net asset value per share is
determined as of the close of regu-








lar trading on the NYSE, on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

















Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Fund's Board of Trustees. Short-








term investments that mature in 60 days or less









are valued at amortized cost


whenever the Fund's Board of Trustees
determines that amortized cost reflects


fair market value of those investments.
Amortized cost involves valuing an


instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the
market value of the instrument. Further








information regarding the Fund's
valuation policies is contained in the
State-








ment of Additional Information.

SMITH BARNEY








Massachusetts Municipals Fund

















DIVIDENDS, DISTRIBUTIONS AND TAXES
































 DIVIDENDS AND DISTRIBUTIONS






























  The Fund pays dividends from its net
investment income (that is, net income
other than its net realized long and short-term capital gains) on the last Fri-day of each calendar month to shareholders of record as of the preceding Tues-day. Distributions of net realized long- and short-term capital gains, if any, are declared and paid annually after the end of the fiscal year in which they have been earned.

















If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested
automatically in additional shares of the same








Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribution shortly before December 31 of each year of any undistributed ordi-

nary income or capital gains and expects to pay any other distributions as are necessary to avoid the application of this tax.

















If, for any full fiscal year, the Fund's total distributions exceed net investment income and net realized capital gains, the excess distributions may be treated as a tax-free return of capital (up to the amount of the sharehold-


er's tax basis in his or her shares). The amount treated as a tax-free return of capital will reduce a shareholder's
adjusted basis in his or her shares.


Pursuant to the requirements of the 1940 Act and other applicable laws, a notice will accompany any distribution paid from sources other than net invest-


ment income. In the event the Fund distributes amounts in excess of its net investment income and net realized capital gains, such distributions may have the effect of decreasing the Fund's total





assets, which may increase the Fund's


expense ratio.





The per share dividends on Class B and Class C shares may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, B, C and Y shares.





 TAXES





The Fund has qualified and intends to continue to qualify each year as a reg-





ulated investment company under the Code and will designate and pay exempt-

SMITH BARNEY


Massachusetts Municipals Fund




















DIVIDENDS, DISTRIBUTIONS AND TAXES
(CONTINUED)




















interest dividends derived from interest earned on qualifying tax-exempt obli-








gations. Such exempt-interest dividends may be excluded by shareholders from their gross income for Federal income tax purposes although (a) all or a por-








tion of such exempt-interest dividends will be a specific preference item for purposes of the Federal individual and
corporate alternative minimum taxes to








the extent they are derived from certain types of private activity bonds issued after August 7, 1986, and (b) all exemptinterest dividends will be a component of the "current earnings" adjustment item for purposes of the Fed-


eral corporate alternative minimum tax. In addition, corporate shareholders may incur a greater Federal "environmental" tax liability through the receipt of Fund dividends and distributions. Under
Massachusetts law, exempt-interest








dividends paid by the Fund are exempt from Massachusetts personal income tax for individuals who are otherwise subject to Massachusetts personal income tax to the extent the dividends are derived from interest payments on Massachu-setts Municipal Securities and municipal leases.




















  Dividends paid from taxable net investment income, if any, and distributions of any net realized short-term capital gains
(whether from tax-exempt or tax-








able obligations) are taxable to shareholders as ordinary income regardless of how long shareholders have held their Fund shares and whether such dividends or distributions are received in cash or reinvested in additional Fund shares.








Distributions of net realized long-term
capital gains (whether from tax-exempt








or taxable securities) are taxable to
shareholders as long-term capital gains


regardless of how long they have held Fund shares and whether such distribu-


tions are received in cash or reinvested in additional Fund shares. Further-


more, as a general rule, a shareholder's gain or loss on a sale or redemption of his or her shares will be a long-term capital gain or loss if the share-








holder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. The Fund's dividends and distributions will not qualify for the divi-





















dends-received deduction for corporations.





  Statements as to the tax status of each
shareholder's dividends and distri-
butions are mailed annually. Each shareholder will also receive, if appropri-ate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year. These statements may set forth the dollar amount of income excluded or exempt from








Federal income taxes or exempt from
Massachusetts personal income taxes and








the dollar amount, if any, subject to
Federal income taxes or Massachusetts


personal

SMITH BARNEY








Massachusetts Municipals Fund




















DIVIDENDS, DISTRIBUTIONS AND TAXES
(CONTINUED)









































income taxes. Moreover, these statements will designate the amount of exempt-


interest dividends that is a specific
preference item for purposes of the Fed-


eral individual and corporate alternative minimum taxes. Shareholders should consult their own tax advisors with
specific reference to their own tax situa-


tions.





PURCHASE OF SHARES

















































 GENERAL





The Fund offers four Classes of shares. Class
A shares are sold to investors
with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-tions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $5,000,000 (except for pur-chases of Class Y shares of Smith Barney
Concert Series Inc., for which there
is no minimum purchase amount). See
"Prospectus





Summary--Alternative Purchase


Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.




















Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or
Class Y shares. No maintenance fee








will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares.





   Investors in Class A, Class B and Class C shares may open an account by mak-








ing an initial investment of at least $1,000 for each account in the Fund.








Investors in Class Y shares may open an
account by making an initial investment





of $5,000,000. Subsequent investments of at least $50 may be made for all Clas-








ses. For the Fund's Systematic Investment
Plan, the minimum initial investment








requirement for Class A, Class B and Class C shares and the subsequent invest-








ment requirement for all Classes is $50.
There are no minimum investment























requirements for Class A shares for employees of Travelers and its subsidiar-


ies, including Smith Barney, Trustees of the Fund and their spouses and chil-


dren and unitholders who invest distributions from a UIT sponsored by Smith


Barney. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent,




















26

SMITH BARNEY








Massachusetts Municipals Fund




















PURCHASE OF SHARES (CONTINUED)

















First Data Investor Services Group, Inc.
(the "Transfer Agent"). Share certifi-








cates are issued only upon a shareholder's written request to the Transfer








Agent.




















 Purchase orders received by the Fund or Smith
Barney prior to the close of








regular trading on the NYSE, on any day the Fund calculates its net asset val-








ue, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trad-








ing on the NYSE on any day the Fund
calculates its net asset value, are priced








according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business








(the "trade date"). For shares purchased though Smith Barney or Introducing








Brokers purchasing though Smith Barney,
payment for Fund shares is due on the


third business day after the trade date (the
"settlement date"). In all other


cases, payment must be made with the purchase order.

















 SYSTEMATIC INVESTMENT PLAN

















  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the
Systematic Investment Plan, Smith Barney or the Transfer Agent is authorized through preauthorized transfers of $50 or more to charge an account with a bank or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic
additions to the shareholder's Fund


account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or the Transfer Agent. The Sys-








tematic Investment Plan also authorizes Smith
Barney to apply cash held in the








shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Addi-























tional information is available from the Fund or a Smith Barney Financial Con-


sultant.

SMITH BARNEY








Massachusetts Municipals Fund




















PURCHASE OF SHARES (CONTINUED)

















  INITIAL SALES CHARGE ALTERNATIVE--CLASS A
SHARES




















The sales charges applicable to purchases of Class A shares of the Fund are as follows:








































DEALERS'

















  AMOUNT OF           SALES CHARGE AS % SALES
CHARGE AS %  REALLOWANCE AS %








  INVESTMENT          OF OFFERING PRICE OF
AMOUNT INVESTED OF OFFERING PRICE








----------------------------------------------
-----------------------------
















  Less than $25,000         4.00%
4.17%             3.60%
  $ 25,000 - 49,999         3.50
3.63              3.15








    50,000 - 99,999         3.00
3.09              2.70








   100,000 - 249,999        2.50
2.56              2.25








   250,000 - 499,999        1.50





1.52              1.35
   500,000 and over           *
*                  *
----------------------------------------------
-----------------------------

* Purchases of Class A shares, which when combined with current holdings of

Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value without any initial sales charge,








 but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more.
The CDSC is waived in the same








 circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge
Alternatives" and "Waivers of CDSC."













Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.



























The reduced sales charges shown above apply to the aggregate of purchases of








Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares held in funds sponsored by Smith Barney that are offered with a sales charge listed under "Exchange
Privilege."




















 INITIAL SALES CHARGE WAIVERS








Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales of Class A shares to Trustees or Directors of any of the Smith Barney Mutual
Funds and employees of Travel-





ers and its subsidiaries and employees of members of the National Association of Securities Dealers, Inc., or to the
spouses and children of such persons








(including the surviving spouse of a
deceased Trustee or employee, and retired








Trustees or employees); (b) offers of Class
A shares to any other investment



















company in connection with the combination of such company with the Fund by merger,

SMITH BARNEY








Massachusetts Municipals Fund




















PURCHASE OF SHARES (CONTINUED)



























acquisition of assets or otherwise; (c)
purchases of Class A shares by any






client of a newly employed Smith Barney
Financial Consultant (for a period up






to 90 days from the commencement of the
Financial Consultant's employment with






Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was spon-








sored by the Financial Consultant's prior employer, (ii) was sold to the cli-








ent by the Financial Consultant and (iii) was subject to a sales charge; (d)








shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund of the Smith Barney Mutual
Funds that are offered with a sales


charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvest-


ment is made within 60 calendar days of the redemption; (e) accounts managed by registered investment advisory subsidiaries of Travelers; and (f) invest-


ments of distributions from a UIT sponsored by Smith Barney. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.





 RIGHT OF ACCUMULATION





Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-








ing the dollar amount of the new purchase and the total net asset value of all








Class A shares of the Fund and of funds
sponsored by Smith Barney, which are








offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-


tion at the time of purchase to permit
verification that the purchase quali-


fies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares pur-

chased thereafter.




















 GROUP PURCHASES




















Upon completion of certain automated systems, a reduced sales charge or pur-



chase at net asset value will also be
available to employees (and partners) of


the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be
determined by the table set forth above





under "Initial Sales Charge Alternative--Class
A Shares," and will be based








upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group.

SMITH BARNEY








Massachusetts Municipals Fund

















PURCHASE OF SHARES (CONTINUED)

















To be eligible for such reduced sales charges or to purchase at net asset val-








ue, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiar-


ies, if any. Such plan may, but is not
required to, provide for payroll deduc-


tions. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that








Smith Barney will realize economies of
sales efforts and sales related








expenses. An individual who is a member of a qualified group may also purchase








Class A shares at the reduced sales charge applicable to the group as a whole.























The sales charge is based upon the
aggregate dollar value of Class A shares


offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in
existence for more than six months, (b)





has a purpose other than acquiring Fund
shares at a discount and (c) satisfies








uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representa-



















tives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its
publications and mailings to members at


no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit
verification that the purchase qualifies for


the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith
Barney.




















 LETTER OF INTENT






















Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided the investor refers to such Let-








ter when placing orders. For purposes of a Letter of Intent, the "Amount








Invested" as referred to in the preceding sales charge table includes pur-








chases of all Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge listed under "Exchange Privilege" over a 13 month period based on the total amount of intended









purchases plus the value of all


Class A shares previously purchased and still owned. An alternative is to com-


pute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not

SMITH BARNEY






Massachusetts Municipals Fund




















PURCHASE OF SHARES (CONTINUED)

















achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or the Transfer Agent to obtain a








Letter of Intent application.








Class Y shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the





Fund and agree to purchase a total of
$5,000,000 of Class Y shares of the Fund








within six months from the date of the Letter.
If a total investment of








$5,000,000 is not made with the six-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.15%) and expenses applicable to the


Fund's Class A shares, which may include a CDSC of 1%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a


Smith Barney Financial Consultant or the
Transfer Agent for further


information.

 DEFERRED SALES CHARGE ALTERNATIVES




















"CDSC Shares" are sold at the net asset value next determined without an initial sales charge so that the full amount of









an investor's purchase payment


may be immediately invested in the Fund. A
CDSC, however, may be imposed on


certain redemptions of these shares. CDSC
Shares are: (a) Class B shares;


(b) Class C shares; and (c) Class A shares, which when combined with Class A shares offered with a sales charge currently held by an investor, equal or exceed $500,000 in the aggregate.

Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a


CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d)
with respect to Class C shares and
Class A shares that are CDSC Shares,
shares redeemed more than 12 months after their purchase.




















 Class C and Class A shares that are CDSC
Shares are subject to a 1.00% CDSC























if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the num-


ber of years since the shareholder made the purchase payment from

SMITH BARNEY








Massachusetts Municipals Fund































PURCHASE OF SHARES (CONTINUED)





which the amount is being redeemed. Solely for purposes of determining the num-








ber of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.









































      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
First                 4.50%
Second                4.00
Third                 3.00
Fourth                2.00
Fifth                 1.00
Sixth and thereafter  0.00





















---------------------------------




















 Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such pro-








portion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of Class B shares (other than Class B Dividend
Shares) owned by the sharehold-























er. Shareholders who held Class B shares of Smith Barney Shearson Short-Term


World Income Fund (the "Short-Term World Income
Fund") on July 15, 1994 and who


subsequently exchanged those shares for Class B shares of the Fund will be offered the opportunity to exchange all such Class B shares for Class A shares of the Fund four years after the date on which those shares were deemed to have been purchased. Holders of such Class B shares will be notified of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniversary date. See "Prospectus


Summary--Alternative Purchase Arrangements-
Class B Shares Conversion Feature."




















 The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney
Mutual Funds, and Fund shares being








redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds.








For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.


The amount of any CDSC will be paid to Smith
Barney.

SMITH BARNEY








Massachusetts Municipals Fund




















PURCHASE OF SHARES (CONTINUED)





















   To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-








tional shares through dividend reinvestment.
During the fifteenth month after








the purchase, the investor decided to redeem
$500 of his or her investment.








Assuming at the time of the redemption the net asset value had appreciated to








$12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60).


Therefore, $240 of the $500 redemption proceeds
($500 minus $260) would be


charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.





 WAIVERS OF CDSC

















The CDSC will be waived on: (a) exchanges (see
"Exchange Privilege"); (b) au-








tomatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences


(see "Automatic Cash Withdrawal Plan")
(provided, however, that automatic cash


withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) involuntary redemptions; and (e) redemptions of shares made in connection with a combina-








tion of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, rein-


vest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.



    CDSC waivers will be granted subject to
confirmation (by Smith Barney in the








case of shareholders who are also Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings,








as the case may be.

SMITH BARNEY





Massachusetts Municipals Fund




















EXCHANGE PRIVILEGE




















 Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence.
Exchanges of Class A, Class B and


Class C shares are subject to minimum
investment requirements and all shares


are subject to the other requirements of the fund into which exchanges are made and a sales charge differential may apply.




















 FUND NAME




















  Growth Funds







Smith Barney Aggressive Growth Fund Inc.


Smith Barney Appreciation Fund Inc.





Smith Barney Fundamental Value Fund Inc.








  Smith Barney Growth Opportunity Fund

    Smith Barney Managed Growth Fund











Smith Barney Natural Resources Fund Inc.





Smith Barney Special Equities Fund








  Smith Barney Telecommunications Growth Fund





















  Growth and Income Funds
  Smith Barney Convertible Fund






















  Smith Barney Funds, Inc. -- Equity Income
Portfolio

















     Smith Barney Growth and Income Fund








   Smith Barney Premium Total Return Fund








  Smith Barney Strategic Investors Fund








  Smith Barney Utilities Fund


























  Taxable Fixed-Income Funds



























**Smith Barney Adjustable Rate Government
Income Fund






Smith Barney Diversified Strategic Income Fund






  *Smith Barney Funds, Inc. -- Income Return
Account Portfolio

















++Smith Barney Funds, Inc. -- Short-Term U.S.
Treasury Securities Portfolio




















  Smith Barney Funds, Inc. -- U.S. Government
Securities Portfolio


























    Smith Barney Government Securities Fund











  Smith Barney High Income Fund

SMITH BARNEY








Massachusetts Municipals Fund




















EXCHANGE PRIVILEGE (CONTINUED)





   Smith Barney Investment Grade Bond Fund





 Smith Barney Managed Governments Fund Inc.




  Tax Exempt Funds




















   Smith Barney Arizona Municipals Fund Inc.




















 Smith Barney California Municipals Fund Inc.

















 *Smith Barney Intermediate Maturity California
Municipals Fund




















  *Smith Barney Intermediate Maturity New York
Municipals Fund

















   Smith Barney Managed Municipals Fund Inc.


  *Smith Barney Muni Funds -- Florida Limited
Term Portfolio




















 Smith Barney Muni Funds -- Florida Portfolio











 Smith Barney Muni Funds -- Georgia Portfolio





   *Smith Barney Muni Funds -- Limited Term
Portfolio

















  Smith Barney Muni Funds -- National Portfolio

















  Smith Barney Muni Funds -- New York Portfolio




















    Smith Barney Muni Funds -- Ohio Portfolio

































    Smith Barney Muni Funds -- Pennsylvania
Portfolio




















 Smith Barney New Jersey Municipals Fund Inc.

















Smith Barney Oregon Municipals Fund




















Smith Barney Tax-Exempt Income Fund




















International Funds






























  Smith Barney Natural Resources Fund Inc.





   Smith Barney World Funds, Inc. -- Emerging
Markets Portfolio




















   Smith Barney World Funds, Inc. -- European
Portfolio






 Smith Barney World Funds, Inc. -- Global
Government Bond Portfolio




















  Smith Barney World Funds, Inc. -
International Balanced Portfolio































  Smith Barney World Funds, Inc. -
International Equity Portfolio





  Smith Barney World Funds, Inc. -- Pacific
Portfolio

















    Smith Barney Concert Series Inc.

















  Smith Barney Concert Series Inc. -- High
Growth Portfolio

















 Smith Barney Concert Series Inc. -- Growth
Portfolio






















 Smith Barney Concert Series Inc. -- Balanced
Portfolio

















  Smith Barney Concert Series Inc. -
Conservative Portfolio














 Smith Barney Concert Series Inc. -- Income
Portfolio

SMITH BARNEY






Massachusetts Municipals Fund




















EXCHANGE PRIVILEGE (CONTINUED)




















  Money Market Funds
    +Smith Barney Exchange Reserve Fund
 ++Smith Barney Money Funds, Inc. -- Cash
Portfolio































 ++Smith Barney Money Funds, Inc. -- Government
Portfolio




















***Smith Barney Money Funds, Inc. -- Retirement
Portfolio




















***Smith Barney Muni Funds -- California Money
Market Portfolio




















***Smith Barney Muni Funds -- New York Money
Market Portfolio




















***Smith Barney Municipal Money Market Fund,
Inc.





















----------------------------------------------
--------------------------------
* Available for exchange with Class A, Class C and Class Y shares of the








    Fund.
 ** Available for exchange with Class A, Class
                       B
and Class Y shares of the








    Fund.








*** Available for exchange with Class A shares of the Fund.








   + Available for exchange with Class B and Class C shares of the Fund.








  ++ Available for exchange with Class A and Class Y shares of the Fund.
































  Class A Exchanges. Class A shares of Smith
Barney Mutual Funds sold without








a sales charge or with a maximum sales charge of less than the maximum charged by other Smith Barney Mutual Funds will be subject to the appropriate "sales charge differential" upon the exchange of such shares for Class A shares of a fund sold with a higher sales charge. The
"sales charge differential" is lim-








ited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s)
actually paid on the mutual fund shares



















relinquished in the exchange and on any
predecessor of those shares. For pur-


poses of the exchange privilege, shares
obtained through automatic reinvest-


ment of dividends and capital gain
distributions, are treated as having paid


the same sales charges applicable to the shares on which the dividends were paid; however, if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.
    Class B Exchanges. In the event a Class B shareholder (unless such share-























holder was a Class B shareholder of the Short
Term World Income Fund on July


15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged


Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

SMITH BARNEY


Massachusetts Municipals Fund




















EXCHANGE PRIVILEGE (CONTINUED)









 Class C Exchanges. Upon an exchange, the new
Class C shares will be deemed to








have been purchased on the same date as the Class C shares of the fund that have been exchanged.

































Class Y Exchanges. Class Y shareholders of the
Fund who wish to exchange all








or a portion of their Class Y shares for Class
Y shares in any of the funds








identified above may do so without imposition of any charge.














 Additional Information Regarding the Exchange
Privilege. Although the








exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. SBMFM may deter-








mine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional
purchases and/or exchanges by the share-


holder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to main-

















tain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.




















 Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential.
Redemption
procedures discussed below are








also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares
redeemed. Before exchanging shares,


investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privi-





leges upon 60 days' prior notice to
shareholders.

SMITH BARNEY


Massachusetts Municipals Fund




















REDEMPTION OF SHARES





 The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC.
Redemption requests received after the


close of regular trading on the NYSE are priced at the net asset value next determined.





If a shareholder holds shares in more than one
Class, any request for








redemption must specify the Class being
redeemed. In the event of a failure to








specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith









Barney, or if the shareholder's


account is not with Smith Barney, from the shareholder directly. The redemp-


tion proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith
Barney brokerage account, these








funds will not be invested for the
shareholder's benefit without specific








instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.




















 Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial
Consultant. Shares other than








those held by Smith Barney as custodian may be redeemed through an investor's








Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

























     Smith Barney Massachusetts Municipals Fund
       Class A, B, C or Y (please specify)

     c/o First Data Investor Services Group,
Inc.








     P.O. Box 9134

       Boston, Massachusetts 02205-9134

















  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner









exactly as the shares are regis-


tered. If the shares to be redeemed were issued in certificate form, the cer-


tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the Transfer Agent together with the redemption request.

SMITH BARNEY



















Massachusetts Municipals Fund





REDEMPTION OF SHARES (CONTINUED)

















Any signature appearing on a redemption request in excess of $2,000, must be guaranteed by an eligible guarantor institution such as a domestic bank, sav-








ings and loan institution, domestic credit union, member bank of the Federal








Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is









made in any 10-day period. The


Transfer Agent may require additional
supporting documents for redemptions made


by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed to be properly received until the Transfer Agent receives all required documents in proper form.


 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM FOR
SHAREHOLDERS WHO DO NOT HAVE A








 SMITH BARNEY BROKERAGE ACCOUNT

















Certain shareholders may be eligible to redeem









and exchange Fund shares by


telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the Transfer
Agent at (800) 451-2010. Once


eligibility is confirmed, the shareholder must complete and return a


Telephone/Wire Authorization Form, including a signature guarantee, that will be provided by the Transfer Agent upon
request. (Alternatively, an investor may








authorize telephone redemptions on the new account application with a signature guarantee when making his/her initial
investment in the Fund.)






























  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling the Transfer
Agent at (800) 451-2010. Such request may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares





(i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

















  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day
following the redemption request. In


order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must com-























plete a new Telephone/Wire Authorization Form and, for the protection of

SMITH BARNEY








Massachusetts Municipals Fund




















REDEMPTION OF SHARES (CONTINUED)


























the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.





    Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the fund being acquired is identical to the registra-





tion of the shares of the fund exchanged. Such exchange requests may be made by calling the Transfer Agent at (800) 451-2010
between between 9:00 a.m. and 4:00








p.m. (New York City time) on any day on which the NYSE is open.


























  Additional Information regarding Telephone
Redemption and Exchange








Program. Neither the Fund nor its agents will be liable for following instruc-








tions communicated by telephone that are reasonably believed to be genuine. The








Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time follow-








ing at least seven (7) days' prior notice to





shareholders.





 AUTOMATIC CASH WITHDRAWAL PLAN

















The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the









shareholder's shares subject to the


CDSC at the time the withdrawal plan commences.
(With respect to withdrawal


plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Con-








sultant.




















MINIMUM ACCOUNT SIZE

























 The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the








Fund account is less than $500. (If a
shareholder has more than one account in





this Fund, each account must satisfy the minimum account size.) The Fund, how-

SMITH BARNEY


Massachusetts Municipals Fund




















MINIMUM ACCOUNT SIZE (CONTINUED)




















ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.









































PERFORMANCE








 YIELD




















  From time to time, the Fund may advertise the 30 day "yield" and "equivalent taxable yield" of each Class of shares. The yield refers to the income gener-








ated by an investment in those shares over the 30 day period identified in the advertisement and is computed by dividing the net investment income per share earned by the Class during the period by the maximum public offering price per share on the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.














  The Fund's equivalent taxable yield
demonstrates the yield on a taxable
investment necessary to produce an after-tax yield equal to the Fund's tax-exempt yield for each Class. It is calculated by increasing the yield shown for the Class to the extent necessary to reflect the payment of taxes at specified


tax rates. Thus, the equivalent taxable yield always will exceed the Fund's yield.




















 TOTAL RETURN









  From time to time, the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are
computed separately for Class A, Class








B, Class C and Class Y shares of the Fund.
These figures are based on histori-








cal earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so
calculated by the initial amount








invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return which provides the ending redeemable value. Such standard total return information may also be accompanied

SMITH BARNEY








Massachusetts Municipals Fund




















PERFORMANCE (CONTINUED)






















with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each


Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge)








on the last day of the period for which
current dividend return is presented.








The current dividend return for each Class may vary from time to time depend-








ing on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a


Class' current return to yields published for other investment companies and other investment vehicles. The Fund also may include comparative performance information in advertising or marketing its shares. Such performance informa-








tion may include data from Lipper Analytical
Services, Inc. or similar inde-








pendent services that monitor the performance of mutual funds, or other indus-








try publications.

































MANAGEMENT OF THE FUND








 BOARD OF TRUSTEES










    Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Trustees. The Trustees approve all significant agreements between the Fund and the companies that furnish services to the Fund, includ-








ing agreements with the Fund's distributor, investment adviser and administra-























tor, custodian and transfer agent. The day-to day operations of the Fund are delegated to the Fund's investment adviser and administrator. The Statement of


Additional Information contains background information regarding each Trustee and executive officer of the Fund.



 INVESTMENT ADVISER--SBMFM

  SBMFM, located at 388 Greenwich Street, New
York, New York 10013, serves as








the Fund's investment adviser pursuant to a transfer of the investment advi-



















sory agreement, effective November 7, 1994, from its affiliate, Mutual Manage-


ment Corp. (Mutual Management Corp. and SBMFM are both wholly owned subsidiar-


ies of Holdings.) Investment advisory services continue to be provided to the


Fund by the same portfolio managers who had provided

SMITH BARNEY








Massachusetts Municipals Fund









































MANAGEMENT OF THE FUND (CONTINUED)





services under the agreement with Mutual
Management Corp. SBMFM (through its


predecessors) has been in the investment counseling business since 1934 and is a registered investment adviser. SBMFM renders investment advice to investment companies that had aggregate assets under management as of November 30, 1995 in excess of $71 billion.

















  Subject to the supervision and direction of









the Fund's Board of Trustees,


SBMFM manages the Fund's portfolio in
accordance with the Fund's investment


objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers,


and securities analysts who provide research services to the Fund. Prior to








November 17, 1995, for investment advisory services rendered, the Fund paid








SBMFM a fee computed daily and payable monthly at the following annual rates of average daily net assets: 0.35% up to $500 million and 0.32% of the net assets in excess of $500 million. Effective
November 17, 1995, the Fund pays








SBMFM an advisory fee calculated at an annual rate of 0.30% of average daily net assets. For the fiscal year ended November
30, 1995, the Fund paid SBMFM


investment advisory fees equal to 0.20% of the value of the average daily net assets of the Fund.





 PORTFOLIO MANAGEMENT




















 Lawrence T. McDermott, an Investment Officer of SBMFM, has served as Vice








President and Investment Officer of the Fund since December 21, 1987 (com-























mencement of operations) and manages the day-today operations of the Fund,


including making all investment decisions.





  Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended
November 30, 1995, is included








in the Annual Report dated November 30, 1995. A copy of the Annual Report may be obtained upon request without charge from a Smith Barney Financial Consul-








tant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.





















 ADMINISTRATOR
  SBMFM also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered, the Fund pays a fee computed daily and payable monthly at the following annual rates of average daily net assets: 0.20% up to $500 million and 0.18% of the net assets in

SMITH BARNEY








Massachusetts Municipals Fund

















MANAGEMENT OF THE FUND (CONTINUED)

















excess of $500 million. For the fiscal year ended November 30, 1995, SBMFM was paid administration fees equal to 0.11% of the value of the average daily net assets of the Fund.





DISTRIBUTOR








 Smith Barney is located at 388 Greenwich
Street, New York, New York 10013.





Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of
distribution adopted by the Fund under























Rule 12b-1 under the 1940 Act (the "Plan"),
Smith Barney is paid a service fee


with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.15% of the average daily net assets of the respective Class. Smith


Barney also is paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.50% and 0.55%, respectively, of the average daily net assets attributable to those Classes.
Class B shares which automati-








cally convert to Class A shares eight years after the date of original pur-








chase will no longer be subject to a
distribution fee. The fees are used by



















Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class
C shares, to cover expenses


primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and
expenses of Smith Barney Financial


Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares,


including lease, utility, communications and





sales promotion expenses.





  The payments to Smith Barney Financial
Consultants for selling shares of a
Class include a commission or fee paid by the
investor or Smith Barney at the
time of sale and, with respect to Class A,
Class B   and Class C shares, a con-





tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney
Financial Consultants may receive








different levels of compensation for selling different Classes of shares.


























  Payments under the Plan with respect to Class
B and Class C shares are not
tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Trustees will evaluate the

SMITH BARNEY








Massachusetts Municipals Fund









































DISTRIBUTOR (CONTINUED)




















appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith

Barney, amounts received under the Plan and the proceeds of the CDSC.




















ADDITIONAL INFORMATION

















   The Fund was organized on January 13, 1987 under the laws of the Common-








wealth of Massachusetts and is a business entity commonly known as a "Massa-


chusetts business trust." It is registered with the SEC as a non-diversified open-end management investment company.




















Each Class of the Fund represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privi-








leges and preferences, except with respect to:
(a) the designation of each








Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each









Class; (d) the expenses alloca-


ble exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g)


the conversion feature of the Class B shares.
The Fund's Board of Trustees


does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The
Trustees, on an ongoing basis, will
consider whether any such conflict exists and, if so, take appropriate action.




















   The Fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The
Trustees will call a meeting for any


purpose upon the written request of
shareholders holding at least 10% of the





Fund's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act.
When matters are submitted for








shareholder vote, shareholders of each Class will have one vote for each full share held and a proportionate, fractional vote for each fractional share held of that Class. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one Class.





  PNC Bank, National Association, located at
17th and Chestnut Streets, Phila-








delphia, Pennsylvania 19103, serves as
custodian
of the Fund's investments.

















  First Data Investor Services Group, Inc., located at Exchange Place, Boston,








Massachusetts 02109, serves as the Fund's transfer agent.

SMITH BARNEY








Massachusetts Municipals Fund









ADDITIONAL INFORMATION (CONTINUED)

 The Fund sends to each of its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered.
In an effort to reduce the Fund's


printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household.
This consolidation means that a


household having multiple accounts with the identical address of record will receive a single copy of each report.
Shareholders who do not want this consol-


idation to apply to their accounts should contact their Smith Barney Financial


Consultants or the Transfer Agent.




















46

                                    [LOGO]
SMITH BARNEY
                                           ---
--------

                            A Member of
Travelers Group [ART]





























































































SMITH BARNEY
MASSACHUSETTS
MUNICIPALS

















FUND
























                                    388
Greenwich Street
                                New York, New
York 10013



FD 0226 1/96
























 SMITH BARNEY MASSACHUSETTS MUNICIPALS
                 FUND

                PART B

Smith Barney
Massachusetts Municipals Fund
388 Greenwich Street
New York, New York 10013
(212) 723-9218

Statement of Additional Information
   January 29, 1996

This Statement of Additional Information
expands upon and supplements the information
contained in the current Prospectus of Smith
Barney Massachusetts Municipals Fund (the
"Fund"), dated January 29,
1996,     as amended or supplemented from time
to time, and should be read in conjunction with the Fund's Prospectus. The Fund's
Prospectus may be obtained from a Smith Barney
Financial Consultant or by writing or calling the Fund at the address or telephone number set forth above. This Statement of Additional
Information, although not in
itself a prospectus, is incorporated by
reference into the Prospectus in its entirety.
TABLE OF CONTENTS
For ease of reference, the same section
headings are used in both the Prospectus and this Statement of Additional Information, except where shown below:
Management of the
Fund..........................................
 .. .. .. .. .. .. ..
 ...................................... 1
Investment Objective and Management
Policies......................................
 .. .. .. .. .. .. ..          .........   5
Municipal Bonds (See in the Prospectus
"Massachusetts Municipal
Securities")............ 13
Purchase of
Shares........................................
 .. .. .. .. .. .. ..
 ..............................................
 .. . 18 Redemption of
Shares........................................
 .. .. .. .. .. .. ..
 ...............................
 .............  19
Distributor...................................
 .. .. .. .. .. .. ..
 ..............................................
 .. .. .. .. .. .. ..     ......  20
Valuation of
Shares........................................
 .. .. .. .. .. .. ..
 ..............................................
 .. 21 Exchange
Privilege.....................................
 .. .. .. .. .. .. ..
 ..............................................
 .. .. .. 22 Performance Data (See in the
Prospectus
"Performance'')...............................
 .. .. .. .. .. .. .. 22
Taxes (See in the Prospectus "Dividends,
Distributions and
Taxes'').............................   25
Additional
Information...................................
 .. .. .. .. .. .. ..
 ..............................................
 .. 27 Financial
Statements....................................
 ..
 .. .. .. .. ..    ..
 ..............................................
 .. .. 29
Appendix......................................
 .. .. .. .. .. ..    ..
 ..............................................
 .. .. .. . A-1
MANAGEMENT OF THE FUND
The executive officers of the Fund are
employees of certain
of the organizations that provide services to the Fund. These organizations are as follows:

Name Service
Smith Barney Inc.
("Smith
Barney'').....................................
 .. .. .. ..     .. ..  ..     .....
Distributor Smith Barney Mutual Funds
Management Inc.

("SBMFM'')....................................
 .. .. .. ..     .. ..  ..     .............
Investment Adviser
and
Administrator
   PNC Bank, National Association
("PNC").....................  Custodian
First Data Investor Services Group, Inc.,
  formerly The Shareholder Services Group,
  Inc.,
(the "Transfer
Agent")    ...................................
 .. .. .. ..     .. ..     . Transfer Agent

These organizations and the functions they perform for the Fund are discussed in the Prospectus and in this Statement of Additional
Information. Trustees and Executive Officers of the Fund

The names of the Trustees and executive
officers of the Fund, together with
information as to their principal business
occupations during the past five years, are
shown below. Each Trustee who is an
"interested person'' of the Fund, as defined
in the Investment Company Act of 1940, as
amended (the "1940 Act"), is indicated by an
asterisk.     Herbert Barg, Trustee (Age 72).
Private Investor. His address is 273
Montgomery Avenue, Bala Cynwyd, Pennsylvania
19004.

*Alfred J. Bianchetti, Trustee (Age 73).
Retired; formerly Senior Consultant to Dean
Witter Reynolds Inc. His address is 19 Circle
End Drive, Ramsey, New Jersey 07466.

Martin Brody, Trustee (Age 74). Vice Chairman of the Board of Restaurant Associates Corp.
His address is HMK Associates, Three ADP
Boulevard, Roseland, New Jersey 07068.

Dwight B. Crane, Trustee (Age 58).  Professor,
Graduate School of Business Administration,
Harvard University; Business Consultant. His address is Graduate School of Business
Administration, Harvard University, Boston,
Massachusetts 02163.

Burt N. Dorsett, Trustee (Age 65).  Managing
Partner of Dorsett McCabe Management, Inc., an investment counseling firm; Director of
Research Corporation Technologies, Inc., a non-profit patent-clearing and licensing firm. His address is 201 East 62nd Street, New York, New
York 10021.

Elliot S. Jaffe, Trustee (Age 69). Chairman of the Board and Chief Executive Officer of The Dress Barn,
Inc. His address is 30 Dunnigan Drive,
Suffern, New York 10901.

Stephen E. Kaufman, Trustee (Age 63).
Attorney. His address is 277 Park Avenue, New
York, New York 10172.

Joseph J. McCann, Trustee (Age 65).  Financial
Consultant. His address is 200 Oak Park Place,
Pittsburgh, Pennsylvania
15243.

*Heath B. McLendon, Chairman of the Board and
Investment Officer (Age 62).  Managing
Director of Smith Barney and Chairman of Smith
Barney Strategy Advisers Inc.; prior to July
1993, Senior Executive Vice President of
Shearson Lehman Brothers Inc. ("Shearson
Lehman Brothers"), Vice Chairman of Shearson
Asset Management, a Director of PanAgora Asset
Management, Inc. and PanAgora Asset Management
Limited.  Mr. McLendon is Chairman of the
Board and Investment Officer of 41 Smith
Barney Mutual Funds. His address is 388
Greenwich Street, New York, New York 10013.

Cornelius C. Rose, Jr., Trustee (Age 62).
President, Cornelius C. Rose Associates, Inc.,
Financial Consultants, and Chairman and
Director of Performance Learning Systems, an
educational consultant.  His address is P.O.
Box 355, Fair Oaks, Enfield, New Hampshire
03748.
James J. Crisona, Trustee emeritus (Age 88).
Attorney; formerly Justice of the Supreme
Court of the State of New York. His address is
118 East 60th Street, New York, New York
10022. Jessica M. Bibliowicz, President (Age
36). Executive Vice President of Smith Barney;
prior to 1994, Director of Sales and Marketing
for Prudential Mutual Funds; prior to 1990,
First Vice
President, Asset Management Division of
Shearson Lehman Brothers.  Ms. Bibliowicz
serves as President of 41 Smith Barney Mutual
Funds.  Her address is 388 Greenwich Street,
New York, New York 10013. Lawrence T.
McDermott, Vice President and Investment
Officer (Age 48). Investment Officer of SBMFM;
prior to November 7, 1994, Managing Director
of Greenwich Street Advisors; prior to July
1993, Managing Director of Shearson Lehman
Advisors, the predecessor to Greenwich Street
Advisors.  Mr. McDermott serves as Investment
Officer of 8 Smith Barney Mutual
Funds. His address is 388 Greenwich Street,
New York, New York 10013.
Karen L. Mahoney-Malcomson, Investment Officer
(Age 38). Investment Officer of SBMFM; prior
to July 1993, Senior Vice President of
Shearson Lehman Advisors. Ms. Mahoney
Malcomson serves as Investment Officer of 4
Smith Barney Mutual Funds. Her address is 388
Greenwich Street, New York, New York 10013.
Lewis E. Daidone, Senior Vice President and
Treasurer (Age 38). Managing Director of Smith
Barney; Director and Senior Vice President of
SBMFM. Mr. Daidone serves as Senior Vice
President and Treasurer of 41 Smith Barney
Mutual Funds.  His address is 388 Greenwich
Street, New York, New York 10013. Christina T.
Sydor, Secretary (Age 44). Managing Director
of Smith Barney; General Counsel
and Secretary of SBMFM. Ms. Sydor serves as
Secretary of 41 Smith Barney Mutual Funds.
Her address is 388 Greenwich Street, New York,
New York 10013.
As of January 15, 1996, the Trustees and
officers of the Fund, as a group, owned none
of the Fund's outstanding shares of beneficial
interest.
No officer, director or employee of Smith
Barney or any parent or subsidiary receives
any compensation from the Fund for serving as
an officer or Trustee of the Fund. The Fund
pays each Trustee who is not an officer,
director or employee of Smith Barney or of its
affiliates a fee of $1,000 per annum plus $100
per meeting attended and each Trustee emeritus
$500 per annum plus $50 per meeting attended.
All Trustees are reimbursed for travel and
outofpocket expenses. For the calendar year
ended December 31, 1995, the Trustees of the
Fund were paid the following compensation:
          Aggregate Compensation
     Aggregate Compensation   from the Smith
Barney Trustee (*)    from the Fund  Mutual
Funds
Herbert Barg (18)   $1,500    $81,850
Alfred Bianchetti (13)    1,500      37,000
Martin Brody (21)    1,400      93,300 Dwight
B. Crane (24) 1,500 119,250 James J. Crisona
(12)1 750 25,050 Burt N. Dorsett (13)
1,500 51,400 Elliot S. Jaffe (13)      1,500
50,900 Stephen E. Kaufman (15)  1,500 57,000 Joseph
J. McCann (13) 1,500   37,400 Heath B. McLendon
(41) -------
--
----Cornelius C. Rose (13) 1,500     51,500
         * Indicates number of funds within the
Smith Barney Mutual Fund complex for which each Trustee serves as Director/Trustee.
1 Trustee emeritus. A Trustee emeritus may attend meetings but has no voting rights at such meetings.

Investment Adviser and Administrator -- SBMFM

SBMFM serves as investment adviser to the Fund pursuant to a transfer of the investment advisory agreement, effective November 7, 1994, from its affiliate, Mutual Management Corp. Mutual
Management Corp. and SBMFM are both wholly owned subsidiaries of Smith Barney Holdings Inc.
("Holdings"), which in turn is a wholly owned subsidiary of

   Travelers Group Inc.     The
investment advisory agreement is dated July 30,
1993 (the "Advisory Agreement"), and was first
approved by the Fund's Board of Trustees,
including a majority of those Trustees who are not
"interested persons" of the Fund or Smith Barney,
on April 7, 1993. The services provided by SBMFM
under the Advisory Agreement are described in the
Prospectus under "Management of the Fund." SBMFM
bears all expenses in connection with the
performance of its services and pays the salary of
any officer or employee who is employed by both it
and the Fund.     Effective November 17, 1995, as
compensation for investment advisory services, the Fund pays SBMFM a fee computed daily and payable monthly at 0.30% of the value of the Fund's average daily net assets. Prior to that time, the Fund paid its investment adviser a fee computed daily and payable monthly at the following annual rates: 0.35% of the value of the Fund's average daily net assets up to $500 million and 0.32% of the value of the Fund's average daily net assets in excess of $500 million. For the fiscal years ended November 30, 1994 and 1995, the Fund paid SBMFM and/or its predecessor, net of fee waivers and expense reimbursements, $96,113 and $190,675, respectively, in investment advisory fees. For the fiscal years ended November 30, 1994 and 1995, SBMFM and/or its predecessor voluntarily waived investment advisory fees of $95,209 and $82,803, respectively.

SBMFM also serves as administrator to the Fund
pursuant to a written agreement dated April 20,
1994 (the "Administration Agreement''), which was
most recently approved by the Fund's Board of
Trustees, including a majority of Trustees who are
not "interested persons" of the Fund or Smith
Barney, on July 19, 1995.     The services
provided by SBMFM under the Administration
Agreement are described in the Prospectus under "Management of the Fund.'' SBMFM pays the salary of all officers and employees who are employed by both it and the Fund and bears all expenses in connection with the performance of its services.

As compensation for administrative services
rendered to the Fund, SBMFM receives a fee
computed daily and payable monthly at the
following annual rates of average daily net
assets: 0.20% up to $500 million; and 0.18% in
excess of $500 million. For the fiscal period from
April 20, 1994 through November 30, 1994, the Fund
paid $32,879 (net of
fee waivers amounting to $34,514) in
administration fees.     For the fiscal year ended
November 30, 1995, the Fund paid SBMFM $109,514
(net of fee waivers amounting to $47,369) in
administration fees.     Prior to April 20, 1994,
The Boston Company Advisors, Inc. ("Boston
Advisors") served as the Fund's administrator.
For the fiscal period from
December 1, 1993 through April 19, 1994, the Fund paid $20,458 (net of fee waivers amounting to $21,476) to Boston Advisors in administration fees.

The Fund bears expenses incurred in its operation including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Fund who are not officers, directors, shareholders or employees of Smith Barney or SBMFM; Securities and Exchange Commission ("SEC") fees and state Blue
Sky qualification fees; charges of custodians;
transfer and dividend disbursing agent's fees;
certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Trustees of the Fund.

SBMFM has agreed that if in any fiscal year the aggregate expenses of the Fund (including fees payable pursuant to the Advisory Agreement and Administration Agreement, but excluding interest, taxes, brokerage fees paid pursuant to the Fund's services and distribution plan, and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, SBMFM will, to the extent required by state law, reduce its management fee by the amount of such excess expenses. Any fee reductions will be reconciled on a monthly basis. The most restrictive state expense limitation applicable to the Fund would require SBMFM to reduce its fees in any year that such expenses exceed 2.50% of the first $30 million of average daily net assets, 2.00% of the next $70 million of average daily net assets and 1.50% of the remaining average daily net assets. No fee reduction was required for the fiscal years ended November 30, 1993, 1994 and 1995.

Counsel and Auditors

Willkie Farr & Gallagher serves as legal counsel to the Fund. The Trustees who are not "interested persons" of the Fund have selected Stroock & Stroock & Lavan as their legal counsel.

KPMG Peat Marwick LLP, independent auditors, 345
Park Avenue, New York, New York 10154, serve as auditors of the Fund and have rendered an opinion on the Fund's financial statements for the fiscal year ending November 30, 1995. Prior to KPMG Peat
Marwick's appointment, Coopers & Lybrand L.L.P., independent accountants, served as auditors of the Fund and rendered opinions on the Fund's financial statements.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The Prospectus discusses the Fund's investment objective and the policies it employs to achieve that objective. The following discussion supplements the description of the Fund's investment policies in the Prospectus. For purposes of this Statement of Additional
Information, obligations of non Massachusetts municipal issuers that pay interest which is excluded from gross income for Federal income tax purposes ("NonMassachusetts Municipal Securities") and obligations of the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities (together with certain other municipal issuers such as Puerto
Rico, the Virgin Islands and Guam) that pay interest which is excluded from gross income for Federal income tax purposes and exempt from Massachusetts personal income taxes
("Massachusetts Municipal Securities"), are collectively referred to as "Municipal Bonds."

As noted in the Prospectus, the Fund is classified as a nondiversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. The identification of the issuer of Municipal Bonds generally depends upon the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and the security is backed only by the assets and revenues of such entity, such entity would be deemed to be the sole issuer. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user is deemed to be the sole issuer. If in either case, however, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Use of Ratings as Investment Criteria

In general, the ratings of Moody's Investors
Service, Inc. ("Moody's'') and Standard & Poor's
Corporation ("S&P") represent the opinions of those agencies as to the quality of the Municipal
Bonds and short-term investments which they rate.
It should be emphasized, however, that such ratings are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities, but the Fund also will rely upon the independent advice of SBMFM to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. To the extent the Fund invests in lower-rated and comparable unrated securities, the Fund's achievement of its investment objective may be more dependent on SBMFM's credit analysis of such securities than would be the case for a portfolio consisting entirely of higherrated securities. The Appendix contains information concerning the ratings of Moody's and S&P and their significance.

Subsequent to its purchase by the Fund, an issue of Municipal Bonds may cease to be rated or its rating may be reduced below the rating given at the time the securities were acquired by the Fund.
Neither event will require the sale of such Municipal Bonds by the Fund, but SBMFM will consider such event in its determination of whether the Fund should continue to hold the Municipal Bonds. In addition, to the extent the ratings change as a result of changes in such organizations or their rating systems or due to a corporate restructuring of Moody's or S&P, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

The Fund generally may invest up to 25% of its total assets in securities rated below investment grade, i.e., lower than Baa, MIG 3 or Prime-1 by Moody's or BBB, SP-2 or A-1 by S&P, or in unrated securities of comparable quality. Such securities
(a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher rated securities, the market values of certain low-rated and comparable unrated municipal securities also tend to be more sensitive than higher-rated securities to short term corporate and industry developments and changes in economic conditions (including recession) in specific regions or localities or among specific types of issuers. In addition, lowrated securities and comparable unrated securities generally present a higher degree of credit risk. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lowrated and comparable unrated securities to service their payment obligations, meet projected goals or obtain additional financing may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

While the market for municipal securities is considered generally to be adequate, the existence of limited markets for particular lowrated and comparable unrated securities may diminish the Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets. The market for certain low-rated and comparable unrated securities has not fully weathered a major economic recession. Any such economic downturn would adversely affect the value of such securities and the ability of the issuers of these securities to repay principal and pay interest thereon.

Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buyback features that permit their issuers to call or repurchase the securities from their holders, such as the Fund.
If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

Temporary Investments

When the Fund is maintaining a defensive position, it may invest in short-term investments
("Temporary Investments") consisting of: (a) the following tax exempt securities notes of municipal issuers having, at the time of purchase, a rating within the three highest grades of Moody's or S&P or, if not rated, having an issue of outstanding Municipal Bonds rated within the three highest grades by Moody's or S&P; and (b) the following taxable securities:
obligations of the United States government, its agencies or instrumentalities ("U.S. government securities"), including repurchase agreements with respect to such securities; other debt securities rated within the three highest grades by Moody's and S&P, commercial paper rated in the highest grade by either of such rating services; and certificates of deposit of domestic banks with assets of $1 billion or more. The Fund may invest in Temporary Investments for defensive reasons in anticipation of a market decline. At no time will more than 20% of the Fund's total assets be invested in Temporary Investments unless the Fund has adopted a defensive investment policy. The
Fund intends, however, to purchase taxexempt
Temporary Investments pending the investment of the proceeds of the sale of portfolio securities or of the Fund's shares of beneficial interest, or in order to have highly liquid securities available to meet anticipated redemptions.

Investments in Municipal Bond Index and Interest
Rate Futures Contracts and Options on Municipal
Bond Index and Interest Rate Futures Contracts

Municipal Bond Index and Interest Rate Futures
Contracts. The purpose of entering into a municipal bond index or interest rate futures contract by the Fund, as the holder of long-term
Municipal Bonds, is to protect the Fund from fluctuations in interest rates on taxexempt securities without buying or selling the Municipal
Bonds. If the Fund owns longterm Municipal Bonds and interest rates are expected to increase, for example, the Fund might enter into futures contracts to sell a municipal bond index or the debt security underlying the interest rate future.
Such a transaction would have much the same effect as selling some of the long-term Municipal Bonds in the Fund's portfolio. If interest rates increase as anticipated, the value of certain long-term Municipal Bonds in the Fund's portfolio would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Of course, because the value of the Municipal Bonds in the Fund's portfolio will far exceed the value of the futures contracts entered into by the Fund, an increase in the value of the futures contracts could only mitigate -but not totally offset -- the decline in the value of the portfolio.

When interest rates are expected to decline, futures contracts to purchase a municipal bond index or debt security, could be entered into to hedge against the Fund's anticipated purchases of long-term Municipal Bonds at higher prices.
Because the rate of fluctuation in the value of the futures contracts should be similar to that of long-term Municipal Bonds, the Fund could enter into futures contracts at lower prices. At the time the Fund deems it appropriate to purchase the Municipal Bonds, the futures contracts could be liquidated and the Fund's cash could then be used to buy long-term Municipal Bonds. The Fund could accomplish similar results by selling Municipal
Bonds with long maturities and investing in Municipal Bonds with short maturities when interest rates are expected to increase or by buying Municipal Bonds with long maturities and selling Municipal Bonds with short maturities when interest rates are expected to decline. In circumstances when the market for Municipal Bonds may not be as liquid as that for the futures contracts, however, the ability to enter into such contracts could enable the Fund to react more quickly to anticipated changes in market conditions or interest rates.

Unlike the purchase or sale of a Municipal Bond, no consideration is paid or received by the Fund upon the purchase or sale of a futures contract.
Initially, the Fund will be required to deposit in the name of the futures commission merchant effecting the transaction an amount of cash or cash equivalents equal to approximately 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of the board of trade may charge a higher amount). This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied.
Subsequent payments, known as variation margin, to and from the futures commission merchant will be made on a daily basis as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking-to market. At any time prior to the expiration of the contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the futures contract.

There are several risks in connection with the use of municipal bond index and interest rate futures contracts as hedging devices. Successful use of these futures contracts by the Fund is subject to SBMFM's ability to predict correctly movements in the direction of interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of a longterm municipal bond portfolio. In addition, there can be no assurance that there will be a correlation between movements in the price of the municipal bond index or the debt security underlying the futures contract and movements in the price of the Municipal Bonds which are the subject of the hedge. The degree of imperfection of correlation depends upon various circumstances, such as variations in speculative market demand for futures contracts and Municipal Bonds and technical influences in futures trading. The degree of imperfection of correlation may be increased with respect to the Fund, which will hold primarily Massachusetts Municipal Securities rather than a selection of the bonds constituting any index. The Fund's Municipal Bonds and the bonds in the index also may differ in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a wellconceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

Although the Fund intends to enter into futures contracts only if an active market exists for the contracts, there can be no assurance that an active market will exist for the contracts at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions.
Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it might not be possible to close a futures position and, in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of Municipal
Bonds will, in fact, correlate with the price movements in the municipal bond index or interest rate futures contract and thus provide an offset to losses on a futures contract.

If the Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of Municipal Bonds held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the Municipal Bonds it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options on Municipal Bond Index and Interest Rate
Futures Contracts. Options on futures contracts are similar to options on securities, which give the purchaser the right, in return for the premium paid, to purchase securities. A call option gives the purchaser of such option the right to assume a long position in a specified underlying futures contract, and a put option gives the purchaser the right to assume a short position in a specified underlying futures contract, at a stated exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

The Fund will purchase put and call options on municipal bond index and interest rate futures contracts which are traded on a United States exchange or board of trade as a hedge against changes in interest rates, and will enter into closing transactions with respect to such options to terminate existing positions. The Fund may purchase put options on interest rate or municipal bond index futures contracts if SBMFM anticipates a rise in interest rates. The purchase of put options on these futures contracts is analogous to the purchase of put options on debt securities so as to hedge a portfolio of debt securities against the risk of rising interest rates. Because of the inverse relationship between the trends in interest rates and values of debt securities, a rise in interest rates would result in a decline in the value of Municipal Bonds held in the Fund's portfolio. Because the value of a municipal bond index or interest rate futures contract moves inversely in relation to changes in interest rates, as is the case with Municipal
Bonds, a put option on such a contract becomes more valuable as interest rates rise. By purchasing put options on these futures contracts at a time when SBMFM expects interest rates to rise, the Fund would seek to realize a profit to offset the loss in value of its portfolio securities without the need to sell such securities.

The Fund may purchase call options on municipal bond index or interest rate futures contracts if SBMFM anticipates a decline in interest rates. The purchase of a call option on a municipal bond index or interest rate futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual debt security, which can be used as a substitute for a position in the debt security itself.
Depending upon the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. The Fund would purchase a call option on a futures contract to hedge against a market advance when the Fund was holding cash in anticipation of purchasing
Municipal Bonds. The Fund could take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market had stabilized. At that time, the options could be liquidated and the Fund's cash could be used to buy Municipal Bonds.

The Fund would sell put and call options on futures contracts only as part of closing transactions to terminate its options positions.
No assurance can be given that such closing transactions can be effected. There are several risks relating to options on futures contracts.
The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the Fund's purchase of put or call options will be based upon predictions as to anticipated interest rate trends by SBMFM, which could prove to be inaccurate. Even if SBMFM's expectations are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities. The Fund's ability to purchase and sell options on futures contracts and to trade in these contracts may be limited to some extent by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Taxes" below.
Repurchase Agreements. The Fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal
Reserve Bank of New




York's list of reporting dealers. A repurchase agreement is a contract under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price on an agreedupon date. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. SBMFM, acting under the supervision of the Fund's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.



Investment Restrictions

The Fund has adopted the following investment restrictions for the protection of shareholders.
Restrictions 1 through 7 below cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund, defined as the lesser of (a) 67% of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the Fund's outstanding shares. The remaining restrictions may be changed by the Fund's Board of Trustees at any time.




The Fund will not:




1.  Issue senior securities as defined in the 1940
Act and any rules and orders thereunder, except insofar as the Fund may be deemed to have issued senior securities by reason of: (a) borrowing money or purchasing securities on a whenissued or delayed delivery basis; (b) purchasing or selling futures contracts and options on futures contracts and other similar instruments; and (c) issuing separate classes of shares.


2. Invest more than 25% of its total assets in securities, the issuers of which are in the same industry. For purposes of this limitation, U.S.
government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.


3. Borrow money, except that the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 10% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make additional investments.

4. Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) repurchase agreements;
and (c) loans of its portfolio securities.

5.  Engage in the business of underwriting
securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

6. Purchase or sell real estate, real estate mortgages, real estate investment trust securities, commodities or commodity contracts, but this shall not prevent the Fund from: (a) investing in securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds; or (c) trading in futures contracts and options on futures contracts.

7. Purchase any securities on margin (except for such shortterm credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box). For purposes of this restriction, the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.

8. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

9.  Purchase or sell oil and gas interests.

10. Invest more than 5% of the value of its total assets in the securities of issuers having a record, including predecessors, of less than three years of continuous operation, except U.S.
government securities. (For purposes of this limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets.)

11. Invest in companies for the purpose of exercising control.

12. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent permitted by
Section 12 of the 1940 Act (currently, up to 5% of the total assets of the Fund and no more than 3% of the total outstanding voting stock of any one investment company).

13. Engage in the purchase or sale of put, call, straddle or spread options or in the writing of such options, except that the Fund may make margin deposits in connection with municipal bond index and interest rate futures contracts and may purchase and sell options on municipal bond index and interest rate futures contracts.

Certain restrictions listed above permit the Fund to engage in investment practices that the Fund does not currently pursue. The Fund has no present intention of altering its current investment practices as otherwise described in the Prospectus and this Statement of Additional Information and any future change in those practices would require
Board approval and appropriate notice to shareholders. If a percentage restriction is complied with at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction. In order to permit the sale of the Fund's shares in certain states, the Fund may make commitments more restrictive than the restrictions described above. Should the Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the state involved.

Portfolio Transactions

Newly issued securities normally are purchased directly from the issuer or from an underwriter acting as principal. Other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained; those dealers may be acting as either agents or principals. The purchase price paid by the Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of aftermarket securities from dealers normally are executed at a price between the bid and asked prices. (The Fund has paid no brokerage commissions since its commencement of operations.)

Allocation of transactions, including their frequency, to various dealers is determined by SBMFM in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary considerations are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices.
Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to SBMFM may receive orders for portfolio transactions by the Fund.
Information so received is in addition to, and not in lieu of, services required to be performed by SBMFM, and the fees of SBMFM are not reduced as a consequence of their receipt of such supplemental information. Such information may be useful to SBMFM in serving both the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to SBMFM in carrying out its obligations to the Fund.

The Fund will not purchase Municipal Bonds during the existence of any underwriting or selling group relating thereto of which Smith Barney is a member, except to the extent permitted by the SEC.
Under certain circumstances, the Fund may be at a disadvantage because of this limitation in comparison with other investment companies which have a similar investment objective but which are not subject to such limitation. The Fund also may execute portfolio transactions through Smith
Barney and its affiliates in accordance with rules promulgated by the SEC.

While investment decisions for the Fund are made independently from those of the other accounts managed by SBMFM, investments of the type the Fund may make also may be made by those other accounts. When the Fund and one or more other accounts managed by SBMFM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by SBMFM to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Portfolio Turnover

The Fund's portfolio turnover rate (the lesser of
purchases or sales of portfolio securities during
the year, excluding purchases or sales of short
term securities, divided by the monthly average
value of portfolio securities) generally is not
expected to exceed 100%, but the portfolio
turnover
rate will not be a limiting factor whenever the
Fund deems it desirable to sell or purchase
securities. Securities may be sold in anticipation
of a rise in interest rates (market decline) or
purchased in anticipation of a decline in interest
rates (market rise) and later sold. In addition, a
security may be sold and another security of
comparable quality may be purchased at
approximately the same time in order to take
advantage of what the Fund believes to be a
temporary disparity in the normal yield
relationship between the two securities. These
yield disparities may occur for reasons not
directly related to the investment quality of
particular issues or the general movement of
interest rates, such as changes in
the overall demand for or supply of various types
of taxexempt securities.    For the 1993,
1994 and 1995 fiscal years, the Fund's portfolio turnover rates were 10%, 37% and 10%, respectively.

MUNICIPAL BONDS
General Information

Municipal Bonds generally are understood to include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term
Municipal Bonds if the interest paid thereon qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for Federal income tax purposes in the opinion of bond counsel to the issuer.

The yields on Municipal Bonds are dependent upon a variety of factors, including general economic and monetary conditions, the financial condition of the issuer, general conditions of the Municipal
Bond market, the size of a particular offering, the maturity of the obligation offered and the rating of the issue. Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of the obligations or upon the ability of municipalities to levy taxes. The possibility also exists that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, Municipal Bonds may be materially and adversely affected.

When-Issued Securities

The Fund may purchase Municipal Bonds on a "when issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The payment obligation and the interest rate that will be received on the Municipal Bonds purchased on a when issued basis are each fixed at the time the buyer enters into the commitment.
Although the Fund will purchase Municipal Bonds on a whenissued basis only with the intention of actually acquiring the securities, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

Municipal Bonds are subject to changes in value based upon the public's perception of the creditworthiness of the issuers and changes, real or anticipated, in the level of interest rates. In general, Municipal Bonds tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing Municipal Bonds on a when issued basis, therefore, can involve the risk that the yields available in the market when the delivery takes place actually may be higher than those obtained in the transaction itself. To account for this risk, a separate account of the Fund consisting of cash or liquid debt securities equal to the amount of the whenissued commitments will be established with the Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value.
If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. That is, to the extent the Fund remains substantially fully invested in securities at the same time it has committed to purchase securities on a when issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitment. Upon the settlement date of the when-issued securities, the Fund will meet its obligations from thenavailable cash flow, sale of securities held in the segregated account, sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the Fund's payment obligations). Sales of securities to meet such obligations may involve the realization of capital gains, which are not exempt from Federal or Massachusetts personal income taxes.

When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade.
Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Special Considerations Relating to Massachusetts
Municipal Securities

The Commonwealth of Massachusetts and certain of its cities and towns and public bodies have experienced financial difficulties that have adversely affected their credit standing. The prolonged effects of such financial difficulties could adversely affect the market value of the Massachusetts Municipal Securities held by the Fund. The information summarized below describes some of the more significant factors that could affect the Fund or the ability of the obligors to pay debt service on certain of these securities.
The sources of such information are the official statements of issuers located in the Commonwealth of Massachusetts, as well as other publicly available documents, and statements of public officials. The Fund has not independently verified any of the information contained in such statements and documents, but the Fund is not aware of facts which would render such information inaccurate.

Fiscal Matters -- General. The Commonwealth's constitution requires, in effect, that its budget, though not necessarily its operating expenditures and revenues, be balanced each year. In addition, the Commonwealth has certain budgetary procedures and fiscal controls in place that are designed to ensure that sufficient cash is available to meet the Commonwealth's obligations, that state expenditures are consistent with periodic allotments of annual appropriations and that funds are expended consistent with statutory and public purposes. The General Fund, in addition to being the Commonwealth's primary operating fund, ordinarily functions as a residuary fund to receive otherwise unallocated revenues and to provide monies to transfer to the other operating funds as required. The condition of the General
Fund generally is regarded as the principal indicator of whether the
Commonwealth's operating revenues and expenses are in balance. The other principal operating funds
(the Local Aid Fund and the Highway Fund) are customarily funded to at least a zero balance.

The Commonwealth of Massachusetts has experienced
fiscal difficulties.    In order to constrain
future debt service costs, the Executive Office for Administration and Finance established in November, 1988 an annual fiscal year limit on capital spending of $925 million, effective fiscal
1990. In January, 1990, legislation was enacted to impose a limit on debt service in Commonwealth budgets beginning in fiscal 1991. The law provides that no more than 10% of the total appropriations in any fiscal year may be expended for payment of interest and principal on general obligation debt of the Commonwealth (excluding Fiscal Recovery
Bonds). It is possible that other measures affecting the taxing or spending authority of Massachusetts or its political subdivisions may be approved or enacted in the future. From the fiscal year 1987 through fiscal year 1994 (estimate), this percentage has been substantially below the limit established by this law.

Operating losses in 1990 and 1991, which totalled
$1.251 billion and $21.2 million, respectively, were covered primarily through deficit borrowings.
During the period, fund balances in the budgeted operating funds increased from opening balances of negative $1.104 billion in fiscal 1990 to positive ending balances of $549.4 million in fiscal 1992. The Commonwealth ended fiscal 1992 and 1993 with operating surpluses of $312.3 million and $13.1 million, respectively, and statutory closing fund balances increased to $562.5 million at the end of fiscal
1993. Fiscal 1994 ended with a current operating surplus of $26.8 million and ending fund balances of $589.3 million prior to taking into account certain revenue and expenditure reductions based on preliminary financial information. Fiscal 1995 is currently estimated to end with a deficiency of revenues and other sources over expenditures and other uses of $126.0 million.

On July 10, 1994, the Governor signed into law the fiscal 1995 budget, which, together with authorizations contained in the final fiscal 1994 appropriations bill and expected supplemental appropriations relating to welfare and certain other programs, provides for approximately $16.482 billion in fiscal 1995 expenditures. Budgeted revenues and other sources to be collected in fiscal 1995 are estimated by the Executive Office of Administration and Finance to be approximately
$16.364 billion. In recent months, the rate of growth in certain tax revenue categories, including, in particular, the income tax, has slowed. Fiscal 1994 tax revenues were approximately $87 million below the Department of Revenue's tax revenue estimate of $10.694 billion.
In September 1994, the Secretary for
Administration and Finance revised the fiscal 1995 tax revenue estimate to $11.234 billion, a reduction of approximately $75 million from the most recent prior revenue estimate arrived at jointly with the Legislature in May 1994.

Limitations on Tax Revenues. In Massachusetts efforts to limit and reduce levels of taxation have been under way for several years. Limits were established on state tax revenues by legislation enacted on October 25, 1986 and by an initiative petition approved by the voters on November 4, 1986. The two measures are inconsistent in several respects.

Chapter 62F, which was added to the General Laws by initiative petition in November 1986, establishes a state tax revenue growth limit for each fiscal year equal to the average positive rate of growth in total wages and salaries in the Commonwealth, as reported by the Federal government, during the three calendar years immediately preceding the end of such fiscal year.
Chapter 62F also requires that allowable state tax revenues be reduced by the aggregate amount received by local governmental units from any newly authorized or increased local option taxes or excises. Any excess in state tax revenue collections for a given fiscal year over the prescribed limit, as determined by the State Auditor, is to be applied as a credit against the then current personal income tax liability of all taxpayers in the Commonwealth in proportion to the personal income tax liability of all taxpayers in the Commonwealth for the immediately preceding tax year. The legislation enacted in October 1986, which added
Chapter 29B to the General Laws, also establishes an allowable state revenue growth factor by reference to total wages and salaries in the Commonwealth. However, rather than utilizing a three year average wage and salary growth rate, as used by Chapter 62F, Chapter 29B's formula utilizes onethird of the positive percentage gain in Massachusetts wages and salaries, as reported by the federal government, during the three calendar years immediately preceding the end of a given fiscal year. Additionally, unlike Chapter
62F, Chapter 29B excludes from its definition of state tax revenues income derived from local option taxes and excises and from revenues needed to fund debt service costs.

Tax revenues in fiscal 1989 through fiscal 1994 were lower than the limit set by either Chapter
62F or Chapter 29B. The Executive Office for
Administration and Finance currently estimates that state tax revenues in fiscal 1995 will not reach the limit imposed by either of these statutes.

Proposition 2 1/2.    During recent years,
limitations were placed on the taxing authority of
certain Massachusetts governmental entities that
may impair the ability of the issuers of some of
the Bonds in Massachusetts to maintain debt
service on their obligations. For example,     in
November of 1980, voters in the
Commonwealth approved a statewide tax limitation
initiative petition, commonly known as Proposition
2 1/2, to constrain levels of property taxation
and to limit the charges
and fees imposed on cities and towns by certain
governmental entities, including county
governments. Proposition 2 1/2 is not a provision
of the state constitution and accordingly is
subject to amendment or repeal by the legislature.
Proposition 2 1/2, as amended to date, limits the
property taxes that may be levied by any city or
town in any fiscal year to the lesser of (a) 2.5%
of the full and fair cash valuation of the real
estate and personal property therein, and (b) 2.5%
over the previous year's levy limit plus any
growth in the tax base from certain new
construction and parcel subdivisions. Proposition
2 1/2 also limits any increase in the charges and
fees assessed by certain governmental entities,
including county governments, on cities and towns
to the sum of (a) 2.5% of the total charges and
fees imposed in the preceding fiscal year, and (b)
any increase in charges for services customarily
provided locally or services obtained by the city
or town at its option.    As a result of
Proposition 2 1/2, between fiscal 1981 and fiscal
1989, the aggregate property tax levy declined in real terms by 15.6%.

Many communities have responded to the limitation imposed by Proposition 2 1/2 through statutorily permitted overrides and exclusions. Override activity peaked in fiscal
1991, when 182 communities attempted votes on one of the three types of referenda questions
(override of levy limit, exclusion of debt service, or exclusion of capital expenditures) and 100 passed at least one question, adding $58.5 million to their levy limits. In fiscal 1992, 67 of 143 communities had successful votes totalling
$31.0 million. In fiscal 1993, 83 communities attempted a vote; two-thirds of them (56) passed questions aggregating $16.4 million. Although
Proposition 2 1/2 will continue to constrain local property tax revenues, significant capacity exists for overrides in nearly all cities and towns.

Local Aid. During the 1980s, the Commonwealth increased payments to its cities, towns and regional school districts ("Local Aid") to mitigate the impact of Proposition 2 1/2 on local programs and services. In fiscal 1995, approximately 32.1% of the Commonwealth's budget is estimated to be allocated to Local Aid. Local
Aid payments to cities, towns and regional school districts take the form of both direct and indirect assistance.

Direct Local Aid decreased from $2.961 billion in fiscal 1989 to $2.360 billion in fiscal 1992 and increased to $2.547 billion in fiscal 1993 and $2.727 billion in fiscal 1994. It is estimated that fiscal 1995 expenditures for direct Local Aid will be $2.979 billion, which is an increase of approximately 9.2% above the fiscal 1994 level. The additional amount of indirect Local Aid provided over and above direct
Local Aid was approximately $2.069 billion in fiscal 1994. It is estimated that in fiscal 1995 approximately $2.318 billion of indirect Local Aid will also be paid.

A statute adopted by voter initiative petition to
the November 1990 statewide election regulates the
distribution of Local Aid to cities and towns. The
statute requires that, subject to annual
appropriation, no less than 40% of collections
from personal income taxes, sales and use taxes,
corporate excise taxes and lottery fund proceeds
be distributed to cities and towns. Under the law,
the Local Aid distribution to each city or town
would equal no less than 100% of the total Local
Aid received for fiscal 1989. Distributions in
excess of fiscal 1989 levels would be based on new
formulas that would replace the current Local Aid
distribution formulas. By its terms, the new
formula would have called for a substantial
increase in direct Local Aid in fiscal 1992 and
would call for such an increase in fiscal 1993 and
in subsequent years. However, Local Aid payments
expressly remain subject to annual appropriation,
and fiscal 1992, fiscal 1993 and fiscal 1994
appropriations for Local Aid did not meet, and
fiscal 1995 appropriations for Local Aid do not
meet, the levels set forth in the initiative law.
Commonwealth Expenditures. From fiscal 1989 to
fiscal 1990 budgeted expenditures of the
Commonwealth increased approximately 4.9% to
$13.260 million. Fiscal 1991 budgeted expenditures
were $13.655 billion, or a 3.0% increase over
fiscal 1990 budgeted expenditures. For fiscal
1992, budgeted expenditures
were $13.420 billion, representing a decline of
1.7% from the level of budgeted expenditures in
fiscal 1991. Fiscal 1993 budgeted expenditures
were $14.696 billion, an increase of 9.6% from
fiscal 1992. Fiscal 1994 budgeted expenditures
were $15.952 billion, an increase of 8.5% from
fiscal 1993. It is estimated that fiscal 1995
budgeted expenditures will be $16.482 billion, an
increase of 3.3%
over the fiscal 1994 level.
Commonwealth expenditures since fiscal 1989
largely reflect significant growth in several
programs and services provided by the
Commonwealth, principally: Medicaid and group
health insurance; public assistance programs; debt
service; pensions; and assistance to the
Massachusetts Bay Transportation Authority and
regional transit authorities.
The Commonwealth's pension systems were
established on a payas-you-go basis. The
Commonwealth's unfunded actuarial pension
liability is significant approximately $8.469
billion as of June 30, 1994, for state employees
and teachers and local retirement system cost-of
living increases. The amount in the state's
pension reserve, established to address the
unfunded liabilities of the two state systems, has
increased significantly in recent years due to
substantial appropriations and changes in the law
relating to investment of retirement systems
assets. As of December 31, 1993, the reserve was
approximately $4.124 billion.    Pension funding
is estimated to be $951 million in fiscal 1994.
Comprehensive pension legislation approved in 1988 committed the Commonwealth to fund future pension liabilities currently and to amortize the Commonwealth's accumulated unfunded liabilities over 40 years.
From 1980 to 1989, the Massachusetts unemployment rate was significantly lower than the national average. The Massachusetts unemployment rate averaged 9.0%, 8.5% and 6.9% in calendar 1991, 1992, and 1993, respectively.
The Massachusetts unemployment rate in December, 1993 was 6.3% as compared to 6.6% for November, 1993 and 8.6% for December of 1992, although the rate has been volatile throughout this period. The
Massachusetts unemployment rate in January and February, 1994 was 7.2% and 6.4%, respectively;
these rates are not comparable to prior rates due to a new rate computation which became effective in 1994.
   The balance in the Massachusetts Unemployment
Compensation Trust Fund had been exhausted as of September, 1991 due to the continued high levels of unemployment. As of December 31, 1992, the
Massachusetts Unemployment Compensation Trust Fund balance was in deficit by $377 million. As of November 30, 1993, the Fund was in deficit by $163 million. Benefit payments in excess of contributions are being financed by use of repayable advances from the federal unemployment loan account. Legislation enacted in May, 1992 increased employer contributions in order to reduce advances from the federal loan account. The additional increases in contributions provided by the new legislation should result in a positive balance in the Unemployment Compensation Trust
Fund by the end of December, 1994 and rebuild reserves in the system to over $1 billion by the end of 1996.
Other Factors. Many factors affect the financial condition of the Commonwealth, including many social, environmental and economic conditions, which are beyond the control of the Commonwealth.
As with most urban states, the continuation of many of the Commonwealth's programs, particularly its human services programs, is in significant part dependent upon continuing Federal reimbursements which have been declining. Federal legislation in recent years has resulted in substantial reductions in direct Federal payments and grants to states and municipalities for programs in social service, water pollution control and other areas. Federal reimbursements have also declined as a result of decreased state expenditures. Further loss of Federal grants and financing by the Commonwealth could exacerbate the economic slowdown and cause programs to be curtailed or cause the recipients of such funding to find other revenue sources.

PURCHASE OF SHARES
Volume Discounts

The schedule of sales charges on Class A shares described in the Prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for their own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Code, and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) taxexempt organizations enumerated in Section 501(c) (3) or (13) of the Code; and (f) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Smith Barney Financial Consultant.

Combined Right of Accumulation

Reduced sales charges, in accordance with the
schedule in the Prospectus, apply to any purchase of Class A shares if the aggregate investment in Class A shares of the Fund and in Class A shares of other funds of the Smith
Barney Mutual Funds that are offered with a sales charge, including the purchase being made, of any purchaser is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The
Fund reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the right of accumulation, shareholders should contact a
Smith Barney Financial Consultant.

Determination of Public Offering Price

The Fund offers its shares to the public on a continuous basis. The public offering price per Class A and Class Y share of the Fund is equal to the net asset value per share at the time of purchase plus, for Class A shares, an initial sales charge based on the aggregate amount of the investment. The public offering price per Class B and Class C share (and Class
A share purchases, including applicable rights of accumulation, equalling or exceeding
$500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B, Class C, and Class A shares when purchased in amounts exceeding $500,000. The method of computing the public offering price is shown in the Fund's financial statements, incorporated by reference in their entirety into this Statement of Additional Information.

REDEMPTION OF SHARES

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the New York Stock
Exchange, Inc. ("NYSE'') is closed (other than for customary weekend or holiday closings),
(b) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as determined by the SEC, exists, so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

Distributions in Kind

If the Fund's Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.


Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the
"Withdrawal Plan") is available to
shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly.
Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences.) To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments will reduce the shareholder's investment and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholder in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the Transfer Agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund. For additional information, shareholders should contact a Smith Barney Financial Consultant.
Effective November 7, 1994, Withdrawal Plans should be set up with a Smith Barney Financial
Consultant. A shareholder who purchases shares directly through the Transfer Agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the Transfer Agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawals.

DISTRIBUTOR

Smith Barney serves as the Fund's distributor
on a
best efforts basis pursuant to a written
agreement dated July 30, 1993 (the
"Distribution Agreement"),    which was most
recently approved by the Fund's Board of Trustees on July 19, 1995. For the fiscal years ended November 30, 1993, 1994 and 1995,
Smith Barney and/or its predecessor, Shearson
Lehman Brothers, received $161,493, $93,015 and $42,000, respectively, in sales charges from the sale of the Fund's Class A shares, and did not reallow any portion thereof to dealers. For the fiscal years ended November
30, 1993, 1994 and 1995, Smith Barney or its predecessor, Shearson Lehman Brothers, received from shareholders $11,913, $58,056 and $61,000, respectively, in CDSC on the redemptions of Class B and Class C shares.

When payment is made by the investor before settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account, and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Smith Barney
Exchange Reserve Fund) of the Smith Barney
Mutual Funds. If the investor instructs Smith
Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the money market fund, and affiliates of Smith
Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact they are receiving fees from both such investment companies for managing those assets, computed on the basis of their average daily net assets. The Fund's
Board of Trustees has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution
Agreements for continuance.

   For the fiscal year ended November 30,
1995, Smith Barney incurred distribution expenses totalling approximately $288,100, consisting of approximately $12,000 for advertising, $2,500 for printing and mailing of prospectuses, $138,000 for support services, $132,000 to Smith Barney Financial
Consultants, and $3,600 in accruals for
interest on the excess of Smith Barney
expenses incurred in distributing the Fund's shares over the sum of the distribution fees and CDSC received by Smith Barney from the Fund.

Distribution Arrangements

To compensate Smith Barney for the services it
provides and for the expense it bears under
the Distribution Agreement, the Fund has
adopted a services and distribution plan (the
"Plan") pursuant to Rule 12b-1 under the 1940
Act. Under the Plan, the Fund pays Smith
Barney a service fee, accrued daily and paid
monthly, calculated at the annual rate of
0.15% of the value of the Fund's average daily
net assets attributable to the Class A, Class
B and Class C shares. In addition, the Fund
pays Smith Barney a distribution fee with
respect to the Class B and Class C shares
primarily intended to compensate Smith Barney
for its initial expense of paying its
Financial Consultants a commission upon sales
of those shares. The Class B distribution fee
is calculated at the annual rate of 0.50% of
the value of the Fund's average daily net
assets attributable to the shares of the
Class. The Class C distribution fee is
calculated at the annual rate of 0.55% of the
value of the Fund's average daily net assets
attributable to the shares of the
Class.        For the fiscal year ended
November 30, 1993, the Class A and Class B
shares incurred $45,865 and $19,835,
respectively, in service fees. For the same
period, the Fund's Class B shares incurred
$66,117 in distribution fees. For the fiscal
year ended November 30, 1994, the Class A,
Class B and Class C shares incurred $46,201,
$35,788 and $6, respectively, in service fees.
For the same period, the Class B and Class C
shares incurred $119,293 and $22,
respectively, in distibution fees.     For the
fiscal year ended November 30, 1995, the Class
A, Class B and Class C shares incurred
$42,539, $39,517 and $79, respectively, in
service fees. For the same
period, the Class B and Class C shares
incurred $131,725 and $293, respectively, in distribution fees.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Fund's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the "Independent
Trustees''). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the Trustees and the Independent Trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Smith
Barney will provide the Fund's Board of
Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The
NYSE currently is scheduled to be closed on New Year's Day,
Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and
Christmas, and on the preceding Friday
or subsequent Monday when one of these
holidays falls on a Saturday or Sunday,
respectively. Because of the differences in distribution fees and Classspecific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices.
Overthecounter securities will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Fund's
Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Trustees. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instruments. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Fund's Board of Trustees.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any fund of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same Class of other funds of the Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A shares of any fund purchased with a sales charge may be exchanged for Class A shares of any of the other funds and the sales charge differential, if any, will be applied.
Class A shares of any fund may be exchanged without a sales charge for shares of the funds that are offered without a sales charge. Class
A shares of any fund purchased without a sales charge may be exchanged for shares sold with a sales charge, and the appropriate sales charge differential will be applied.

B. Class A shares of any fund acquired by a previous exchange of shares purchased with a sales charge may be exchanged for Class A shares of any of the other funds, and the sales charge differential, if any, will be applied.

C.  Class B shares of any fund may be
exchanged without a sales charge. Class B shares of the Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating
CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

Dealers other than Smith Barney must notify the Transfer Agent of the investor's prior ownership of Class A shares of Smith Barney High Income Fund and the account number in order to accomplish an exchange of shares of Smith Barney High Income
Fund under Paragraph B above. The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder would obtain and review a copy of the current prospectus of each fund into which an exchange is being considered.
Prospectuses may be obtained from a Smith
Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

From time to time, the Fund may quote yield or total return of a Class in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business
Week, CDA Investment Technologies, Inc.,
Changing Time, Forbes, Fortune, Institutional
Investor, Investors Daily, Money, Morningstar
Mutual Fund Values, The New York Times, USA
Today and The Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.
        Average Annual Total Return

"Average annual total return'', as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P (1+T)n = ERV

Where:    P    =    a hypothetical initial
payment of $1,000.
T    =    average annual total return.
N    =    number of years.
ERV  =    Ending Redeemable Value of a
hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The Fund's average annual total return for Class A shares assuming the maximum applicable sales charge was as follows for the periods indicated (reflecting the waiver of the Fund's investment advisory and administration fees and reimbursement of expenses):
15.93% for the one-year period from December
1, 1994 through November 30, 1995.
7.66% for the five-year period from December
1, 1990 through November 30, 1995.
8.14% per annum during the period from the Fund's commencement of operations on December
21, 1987 through November 30, 1995.

A Class' average annual total return assumes that the maximum applicable sales charge or CDSC assessed by the Fund has been deducted from the hypothetical investment. Had the advisory and administration fees not been waived and expenses reimbursed, and assuming that the maximum 4.00% sales charge had not been deducted, Class A's average annual total return would have been 20.73%, 8.54% and 8.71%, respectively, for those same periods.

The Fund's average annual total return for Class B shares assuming the maximum applicable
CDSC was as follows for the periods indicated
(reflecting the waiver of the Fund's
investment advisory and administration fees and reimbursement of expenses):

15.65% for the one-year period from on
December 1, 1994 through November 30, 1995.
6.10% per annum during the period from
commencement (November 6, 1992) through
November 30, 1995.

Had the advisory and administration fees not been waived and expenses reimbursed, and assuming the maximum applicable CDSC had not been deducted at the time of redemption, Class
B's average annual total return would have been 20.15% and 6.67%, respectively, for the same periods.



Aggregate Total Return

"Aggregate total return" represents the
cumulative change in the value of an
investment in the Class for the specified period and are computed by the following formula:

ERV-P
P

Where:    P    =    a hypothetical initial
payment of $10,000.
ERV  =    Ending Redeemable Value of a
hypothetical $10,000 investment made at the beginning of a 1-, 5, or 10-year period at the end of a 1-, 5-, or 10year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The Fund's aggregate total return for Class A shares was as follows for the periods indicated (reflecting the waiver of the Fund's investment advisory and administration fees and reimbursement of expenses):

15.93% for the one-year period from December
1, 1994 through November 30, 1995.
44.63% for the five-year period from December
1, 1990 through November 30, 1995.
86.29% for the period from the Fund's
commencement of operations on December 21, 1987 through November 30, 1995.

A Class' aggregate total return assumes that the maximum applicable sales charge or maximum applicable CDSC has been deducted from the investment. If the maximum sales charge had not been deducted at the time of purchase, Class A's aggregate total return for the same periods would have been 20.73%, 50.63% and 94.14%, respectively.

The Fund's aggregate total return for Class B shares was as follows for the periods indicated (reflecting the waiver of the Fund's investment advisory and administration fees and reimbursement of expenses):

15.65% for the one-year period from December
1, 1994 through November 30, 1995.
19.90% for the period from commencement
(November 6, 1992) through November 30, 1995.
If the maximum applicable CDSC had not been deducted at the time of redemption, Class B's aggregate total return for the same periods would have been 20.15% and 21.90%, respectively.

The Fund's aggregate total return for Class C shares was as follows for the period indicated (reflecting the waiver of the Fund's investment advisory and administration fees and reimbursement of expenses):

20.53% for the period from commencement
(November 10, 1994) through November 30, 1995.

If the maximum applicable CDSC had not been deducted at the time of redemption, Class C's aggregate total return for the same period would have been 20.53%.
Performance will vary from time to time
depending on market conditions, the
composition of the Fund's portfolio and
operating expenses and the expenses
exclusively attributable to the Class.
Consequently, any given performance quotation should not be considered as representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time.
Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance. Each Class' net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

TAXES

The following is a summary of selected Federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.

As described above and in the Fund's
Prospectus, the Fund is designed to provide shareholders with current income which is excluded from gross income for Federal income tax purposes and which is exempt from Massachusetts personal income taxes. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum taxexempt income irrespective of fluctuations in principal. Investment in the Fund would not be suitable for taxexempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts because such investors would not gain any additional tax benefit from the receipt of taxexempt income.

The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Provided that the Fund
(a) is a regulated investment company and (b) distributes at least 90% of its taxable net investment income (including, for this purpose, net realized short-term capital gains) and 90% of its tax exempt interest income (reduced by certain expenses), the Fund will not be liable for Federal income taxes to the extent its taxable net investment income and its net realized longand shortterm capital gains, if any, are distributed to its shareholders.

Because the Fund will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry
Fund shares is not deductible for Federal income tax purposes and Massachusetts personal income tax purposes. If a shareholder receives exemptinterest dividends with respect to any share and if such share is held by the shareholder for six months or less, then, for Federal income tax purposes, any loss on the sale or exchange of such share may, to the extent of exemptinterest dividends, be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt interest dividends, to treat as Federal taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments.
Furthermore, that portion of any exempt-interest dividend paid by the Fund which represents income derived from private activity bonds held by the Fund may not retain its Federal taxexempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds or a "related person" thereof. Moreover, as noted in the Fund's Prospectus, (a) some or all of the Fund's dividends may be a specific preference item, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes and (b) the receipt of the Fund's dividends and distributions may affect a corporate shareholder's Federal
"environmental" tax liability. In addition, the receipt of the Fund's dividends and distributions may affect a foreign corporate shareholder's Federal "branch profits" tax liability and the Federal "excess net passive income'' tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors to determine whether they are (a) substantial users with respect to a facility or related to such users within the meaning of the Code or (b) subject to a Federal alternative minimum tax, the Federal environmental tax, the Federal branch profits tax or the Federal "excess net passive income" tax.

As described above and in the Fund's
Prospectus, the Fund may invest in municipal bond index and interest rate futures contracts and options on these futures contracts. The
Fund anticipates that these investment
activities will not prevent the Fund from qualifying as a regulated investment company;
however, in order to continue to qualify as a regulated investment company, the Fund might have to limit its investments in such municipal bond index and interest rate futures contracts and options on these futures contracts. As a general rule, these investment activities will increase or decrease the amount of longand short-term capital gains or losses realized by the Fund and, accordingly, will affect the amount of capital gains distributed to the Fund's shareholders.

For Federal income tax purposes, gain or loss on municipal bond index and interest rate futures contracts and options on these futures contracts described above (collectively referred to as "section
1256 contracts") is taxed pursuant
to a special "mark-to-market'' system. Under the markto market system, these instruments are treated as if sold at the Fund's fiscal year end for their fair market value. As a result, the Fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long term capital gain or loss and 40% shortterm capital gain or loss, and, accordingly, the marktomarket system generally will affect the amount of capital gains or losses taxable to the Fund and the amount of distributions taxable to a shareholder. Moreover, if the Fund invests in both section 1256 contracts and offsetting positions, which together constitute a straddle, then the Fund may be required to defer certain realized losses. The Fund expects that its activities with respect to section 1256 contracts and offsetting positions in those contracts will not cause it to be treated as receiving a materially greater amount of capital gains than actually realized and will permit it to use substantially all of the losses for the fiscal years in which such losses actually occur.

While the Fund does not expect to realize a significant amount of net long-term capital gains, any such gains realized will be distributed as described in the Fund's
Prospectus. Such distributions ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long they have held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend with respect to any share and if the share has been held by the shareholder for six months or less, then any loss (to the extent not disallowed pursuant to the six-month rule described above relating to exemptinterest dividends) on the sale or exchange of such share, to the extent of the capital gain dividend, will be treated as a long-term capital loss.

If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (that is, exchange privilege), the original sales charge will not be taken into account in computing gain or loss on the original shares to the extent the subsequent sales charge is reduced.
Instead, it will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Each shareholder will receive after the close
of the calendar year an annual statement as to
the Federal income tax and Massachusetts
personal income tax status of his or her
dividends and distributions from the Fund for
the prior calendar
year. These statements also will designate the
amount of exemptinterest dividends that is a
preference item for purposes of the Federal
individual and corporate alternative minimum
taxes. Each shareholder also will receive, if
appropriate, various written notices after the
close of the Fund's prior taxable year as to
the Federal income tax status of his or her
dividends and distributions which were
received from the Fund during the Fund's prior
taxable
year. Shareholders should consult their tax
advisors as to any other state and local taxes
that may apply to these
dividends and distributions. The dollar amount
of dividends excluded or exempt from Federal
income taxation and Massachusetts personal
income taxation and the dollar amount of
dividends subject to Federal income taxation
and Massachusetts personal income taxation, if
any, will vary for each shareholder depending
upon the size and duration of each
shareholder's investment in the Fund. To the
extent the Fund earns taxable net investment
income, it intends to
designate as taxable dividends the same
percentage of each day's dividend as its
taxable net investment income bears to its
total net investment income earned on that
day. Investors considering buying shares of
the Fund just prior to a record date for a
capital gain distribution should be aware
that, regardless of whether the price of the
Fund shares to be purchased reflects the
amount of the forthcoming distribution
payment, any such payment will be a
taxable     payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to ``backup withholding,'' then the shareholder may be subject to a 31% backup withholding tax with respect to (a) taxable dividends and distributions and (b) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

Massachusetts Taxes

Individual shareholders who are otherwise subject to Massachusetts personal income tax will not be subject to Massachusetts personal income tax on exemptinterest dividends received from the Fund to the extent the dividends are attributable to interest on obligations of the Commonwealth of
Massachusetts and its political subdivisions, agencies and public authorities (or on obligations of certain other governmental issuers such as Puerto Rico, the Virgin
Islands and Guam) that pay interest which is excluded from gross income for Federal income tax purposes and exempt from Massachusetts personal income taxes. Other distributions from the Fund, including those related to long- and shortterm capital gains, other than certain gains from certain
Massachusetts Municipal Securities identified by the Massachusetts Department of Revenue, generally will not be exempt from Massachusetts personal income tax. Businesses should note that the Fund's distributions derived from
Massachusetts Municipal Securities are not exempt from Massachusetts corporate excise tax.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisors with specific reference to their own Federal, state and local tax situations.



ADDITIONAL INFORMATION

   PNC is located at 17th and Chestnut
Streets, Philadelphia, Pennsylvania 19103, and serves as the Fund's custodian. Under the custody agreement, PNC holds the Fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the Fund are held under bank custodianship in compliance with the 1940
Act.

First Data Investor Services Group, Inc.
is located at Exchange Place, Boston,
Massachusetts 02109, and serves as the Fund's transfer agent. Under the transfer agency agreement, the Transfer Agent maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund, and distributes dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for outofpocket expenses.

The Fund is a business trust established under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated
January 13, 1987, as amended from time to time. The Fund commenced operations on December 21, 1987, under the name Shearson
Lehman Massachusetts Municipals. On December
7, 1988, August 27, 1990, July 30, 1993 and
October 14, 1994, the Fund
changed its name to SLH Massachusetts
Municipals Fund, Shearson Lehman Brothers
Massachusetts Municipals Fund, Smith Barney
Shearson Massachusetts Municipals Fund and
Smith Barney Massachusetts Municipals Fund, respectively.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. The Master Trust
Agreement disclaims shareholder liability for acts or obligations of the Fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a
Trustee. The Master Trust Agreement provides for indemnification from Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management of the Fund believes is remote. Upon payment of any liability incurred by the Fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operation of the Fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

Description of Shares

The Master Trust Agreement of the Fund permits the Trustees of the Fund to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the
Fund. Each share in the Fund represents an equal proportional interest in the Fund with each other share. Shareholders of the Fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of the Fund has any preemptive or conversion rights. Shares of the Fund are fully paid and nonassessable.

Pursuant to the Master Trust Agreement, the
Fund's Trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

Voting Rights

The shareholders of the Fund are entitled to a full vote for each full share held (and a fractional vote for any fractional share held). The Trustees of the Fund have the power to alter the number and the terms of office of the Trustees, and have terms of unlimited duration (subject to certain removal procedures) and may appoint their own successors, provided at least a majority of the Trustees at all times have been elected by the shareholders of the Fund. The voting rights of the shareholders of the Fund are not cumulative, so that the holders of more than 50% of the shares

can, if they choose, elect all of the Trustees

of the Fund; the holders of the remaining

shares of the Fund would be unable to elect

any of the Trustees. FINANCIAL STATEMENTS

The Fund's Annual Report for the fiscal year

ended November 30,    1995     accompanies

this Statement of

Additional Information and is incorporated

herein by reference in its entirety.

APPENDIX

Description of S&P and Moody's ratings:

S&P Ratings for Municipal Bonds








S&P's Municipal Bond ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds.
General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighed in determining the rating.
Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.








Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, Federal or state guarantee or the automatic withholding and use of state aid to pay the defaulted debt service.


AAA


Prime - These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.


General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements.
Quality of management appears superior.


Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, and debt service reserve requirements) are rigorous. There is evidence of superior management.


AA


High Grade - The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated "AA'' have the second strongest capacity for payment of debt service.


A


Good Grade - Principal and interest payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:


General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.


Revenue Bonds - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.


BBB


Medium Grade - Of the investment grade ratings, this is the lowest.


General Obligation Bonds - Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between "A'' and "BBB" ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.


Revenue Bonds - Debt coverage is only fair.
Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate.
Management performance could be stronger.


BB, B, CCC and CC


Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


C


The rating C is reserved for income bonds on which no interest is being paid.


D


Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.


S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.


S&P Ratings for Municipal Notes


Municipal notes with maturities of three years or less are usually given note ratings (designated
SP1, -2 or 3) by S&P to distinguish more clearly the credit quality of notes as compared to bonds.
Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest. Moody's Ratings for Municipal Bonds


Aaa


Bonds that are Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa


Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


A


Bonds that are rated A possess many favorable investment attributes and are to be considered as upper mediumgrade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa

Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B

Bonds that are rated B generally lack
characteristics of the desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds that are rated Caa are of poor standing.
These issues may be in default or present elements of danger may exist with respect to principal or interest.

Ca

Bonds that are rated Ca represent obligations that are speculative in a high degree. These issues are often in default or have other marked short-comings.

C

Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's Ratings for Municipal Notes

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's
Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's
Investment Grade (VMIG). This distinction is in recognition of the differences between short- and long-term credit risk. Loans bearing the designation MIG 1 or VMIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing, from established and broad based access to the market for refinancing, or both. Loans bearing the designation MIG 2 or VMIG 2 are of high quality, with margins of protection ample although not as large as the preceding group. Loans bearing the designation MIG 3 or VMIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow may be narrow and market access for refinancing is likely to be less well established.

Description of S&P A-1+ and A-1 Commercial Paper
Rating
The rating A-1+ is the highest, and A-1 the second highest, commercial paper rating assigned by S&P.
Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long term operating and financial strengths combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of "AA\-'' or higher), or the direct credit support of an issuer or guarantor that possesses aboveaverage longterm fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements;
long-term senior debt is rated "A'' or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.
Description of Moody's Prime-1 Commercial Paper
Rating The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer;
and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.
                              Smith Barney

                              Massachusetts

                              Municipals Fund

Statement of

Additional Information














January 29, 1996


Smith Barney
Massachusetts Municipals Fund
388 Greenwich Street
New York, NY
10013..................................Fund
 ........................      SMITH BARNEY
                                        A
Member of Travelers Group
         SMITH BARNEY MASSACHUSETTS MUNICIPALS

                           FUND PART C

Item 24.       Financial Statements and

Exhibits

(a)  Financial Statements

          Included in Part A:

               Financial Highlights

          Included in Part B:

               The Registrant's Annual Report for
               the fiscal year   ended  November
               30, 1995 and   the report   of
               Independent
Accountants   dated November   30,  1995, are
incorporated   by reference to the Definitive
30b2-
1
filed  on January 31,1996 as Accession #0000091155
96000037.

          Included in Part C:

          Consent of Independent Auditors

(b)  Exhibits

          All    references   are   to   the
          Registrant's Registration   Statement on
          Form   N-1A      (the "Registration
          Statement") as filed with the SEC on
          January  26,  1987 (File Nos. 3311417
          and 8114994).
(1) (a)   First Amended and Restated Master
Trust
Agreement,
          dated   November  5,  1992,  is
          incorporated by reference to Post
          Effective Amendment No. 12 filed on
          November 26, 1994
           ("PostEffective No. 12").
     (b)  Amendment  No. 1 to the Registrant's
          Amended and Restated Master Trust
          Agreement is incorporated by
          reference to PostEffective Amendment
          No. 12.

     (c)  Amendment  No. 2 to the Registrant's
          Amended and Restated Master Trust
          Agreement is incorporated by
          reference to Post Effective
          Amendment No. 15 filed on January
          26, 1995 ("PostEffective Amendment
          No. 15").

(2)       Registrant's By-Laws are incorporated
by
reference
to the Registration Statement.

(3)       Not applicable.

(4)   (a) Registrant's form of stock certificate

is
          incorporated   by   reference  to Post
          Effective Amendment No. 9 filed on
          October 23, 1992  ("PostEffective
          Amendment No. 9").

(5)   (a)           Investment Advisory Agreement
dated July
30, 1993 between the Registrant and
Greenwich Street Advisors is incorporated by reference to PostEffective Amendment
          No. 12.

       (b)     Form of Transfer and Assumption of
          Investment Advisory Agreement between
          the Registrant, Mutual Management Corp.
          and Smith Barney Mutual Funds Mangement
          Inc. is filed herein.

(6)       Distribution Agreement dated July 30,
1993,
between the Registrant and Smith Barney Shearson
Inc. is incorporated by reference to Post
Effective Amendment No. 12.

(7)       Not applicable.

(8)       Form of Custodian Agreement between the
Registrant
          and   PNC  Bank,  National  Association
          is filed herein.

(9)  (a)  Administration  Agreement between  the
          Registrant and  Smith, Barney Advisers,
          Inc., dated April 20, 1994   is
          incorporated  by reference  to
          PostEffective Amendment No. 15.
       (b) Transfer  Agency Agreement between the
          Registrant and  The  Shareholder
          Services Group, Inc.,  dated August  2,
          1993, is
incorporated by reference  to Post-Effective
Amendment No. 13 filed  on  January 28, 1994.
(10)      Not applicable.

(11)      Consent of Independent Accountants is
filed
herein.

(12)      Not applicable.
(13)      Not applicable.
(14)      Not applicable.

(15)      Amended Service and Distribution
Plan
dated
as
of
November 7, 1994 pursuant to Rule
          12b-1 between the Registrant and
          Smith Barney Inc. is  incorporated
          by reference to  Post Effective
          Amendment No. 15.

(16)      Performance  Data is incorporated by
reference
to
    Post-Effective  Amendment No. 3 filed  on
          January 29, 1990.

(17)      Not applicable.

(18)      Form of Rule 18f-3(d) Multiple Class
Plan
of
the
Registrant is filed herein.

Item 25.       Persons Controlled by or Under
Common
Control
with Registrant
          None.

Item 26.       Number of Holders of Securities
             (1)                           (2)
          Title of               Number of Record
            Holders Class               by class
            as of
            January 22,
                                           1996

        Common Stock                  Class A -
          689 par value                   Class B
          -
843
     $.001 per share                Class C -
002
                                      Class Y 001


Item 27.       Indemnification.
The response to this item is incorporated by reference to the Registration Statement.



Item 28(a).         Business and Other Connections
of Investment Adviser
Investment Adviser--Smith Barney Mutual Funds
Management Inc., formerly known as Smith, Barney
Advisers, Inc. ("SBMFM").

SBMFM was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers
Group Inc. (formerly known as Primerica Corporation)
("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940
("Advisers Act").

The list required by this Item 28 of officers and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801 8314).

Prior to the close of business on November 7, 1994, Greenwich Street Advisors served as investment adviser. Greenwich Street Advisors, through its predecessors, has been in the investment counseling business since 1934 and was a division of Mutual
Management Corp. ("MMC"). MMC was incorporated in
1978 and is a wholly owned subsidiary  of Smith
Barney Holdings Inc. (formerly known as Smith Barney
Shearson Holdings Inc.) ("Holdings"), which in turn is a wholly owned subsidiary of Travelers Group
Inc. (formerly known as Primerica Corporation)
("Travelers"). The list required by this Item 28 of officers and directors of MMC and Greenwich Street
Advisors, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by MMC on behalf of Greenwich Street
Advisors pursuant to the Advisers Act (SEC File No.
801-14437).

Prior to the close of business on July 30, 1993 (the
"Closing"), Shearson Lehman Advisors, a member of the Asset Management Group of Shearson Lehman
Brothers Inc. ("Shearson Lehman Brothers"), served as the Registrant's investment adviser. On the Closing, Travelers and Smith Barney Inc. (formerly known as Smith Barney Shearson Inc.) acquired the domestic retail brokerage and asset management business of Shearson Lehman Brothers, which included the business of the Registrant's prior investment adviser.
Shearson Lehman Brothers was a wholly owned subsidiary of Shearson Lehman Brothers Holdings Inc.
("Shearson Holdings"). All of the issued and outstanding common stock of Shearson Holdings
(representing 92% of the voting stock) was held by American Express Company. Information as to any past business, vocation or employment of a substantial nature engaged in by officers or directors of Shearson Lehman Advisors can be located in Schedules
A and D of Form ADV filed by Shearson Lehman
Brothers on behalf of Shearson
Lehman Advisors prior to July 30, 1993 (SEC File No.
8013701).

Item 29.       Principal Underwriters
Smith Barney Inc. ("Smith Barney") currently acts as a distributor for Smith Barney Managed Municipals Fund
Inc., Smith Barney New York Municipals Fund Inc.,
Smith Barney California Municipals Fund Inc., Smith
Barney Massachusetts Municipals Fund, Smith Barney
Managed Government Fund Inc., Smith Barney
Aggressive Growth Fund Inc., Smith Barney
Appreciation Fund Inc., Smith Barney Principal
Return Fund, Smith Barney Income Funds, Smith Barney
Equity Funds, Smith Barney Investment Funds Inc.,
Smith Barney Natural Resources Fund Inc., Smith
Barney Telecommunications Trust, Smith Barney
Arizona Municipals Fund Inc., Smith Barney New
Jersey Municipals Fund Inc., The USA High Yield Fund
N.V., Smith Barney/Travelers Series Fund, Smith
Barney Fundamental Value Fund Inc., Smith Barney
Series Fund, Consulting Group Capital Markets Funds,
Smith Barney Investment Trust, Smith Barney
Adjustable Rate Government Income Fund, Smith Barney
Oregon Municipals Fund, Smith Barney Funds, Inc.,
Smith Barney Muni Funds, Smith Barney World Funds,
Inc., Smith Barney Money Funds, Inc., Smith Barney
Municipal Money Market Fund, Inc., Smith Barney
Variable Account Funds, Smith Barney U.S. Dollar
Reserve Fund (Cayman), Worldwide Special Fund, N.V.,
Worldwide Securities Limited (Bermuda), Smith Barney
International Fund (Luxembourg), Smith Barney
Institutional Cash Management Fund, Inc. and various series of unit investment trusts.
Smith Barney is a wholly owned subsidiary of Smith
Barney Holdings Inc. (formerly known as Smith Barney
Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers"). On
June 1, 1994, Smith Barney changed its name from
Smith Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each officer, director and partner of Smith Barney is incorporated by reference to Schedule A of Form
BD filed by Smith Barney pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8128510).
Item 30.       Location of Accountants and
Records
(1)       Smith Barney Massachusetts
          Municipals Fund
          388 Greenwich Street
          New York, New York 10013

(2)       Smith Barney Mutual
          Funds Management Inc.
          388 Greenwich Street
       New York, New York 10013

(3)       PNC Bank, National
Association
          17th and Chestnut Streets
             Philadelphia, Pennsylvania
          19103

(4)       First Data Investor Services
Group,
Inc.
           One Exchange Place
           Boston, Massachusetts 02109

Item 31.       Management Services
          Not Applicable.
Item 32.       Undertakings
          None.




485(b) Certification

   The Registrant hereby certifies that it meets
                         all the
requirements for effectiveness of this
registration statement pursuant to Rule 485(b) under the Securities Act or 1933, as amended.


                    SIGNATURES

     Pursuant to the requirements of the
Securities Act of 1933 and the Investment Company
Act of 1940, the Registrant, SMITH BARNEY
MASSACHUSETTS MUNICIPALS FUND, has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and State of New York as of the
25th day of January, 1996.
                                   SMITH BARNEY
MASSACHUSETTS
                                   MUNICIPALS FUND

                                   /s/Heath B.
                                   McLendon Heath
                                   B. McLendon,
                                   Chief
Executive Officer

     Pursuant to the requirements of the Securities
Act of 1933, this registration statement has been
signed below by the following persons in the
capacities and on the date indicated.
/s/Heath B. McLendon
Heath B. McLendon              Chairman of the
Board
January  25, 1996
                         (Chief Executive Officer)

/s/Lewis E. Daidone
Lewis E. Daidone              Treasurer
January
25, 1996
                         (Chief Financial
                          and Accounting Officer)

/s/Herbert Barg
Herbert Barg                   Director
January
25, 1996


/s/Alfred Bianchetti
Alfred J. Bianchetti
Director
January 25, 1996


/s/Martin Brody
Martin Brody
Director January
25, 1996


/s/Dwight B. Crane
Dwight B. Crane
Director
January 25, 1996


/s/Burt N. Dorsett
Burt N. Dorsett
Director
January 25, 1996


/s/Elliot S. Jaffe
Elliot S. Jaffe
Director
January 25, 1996


/s/Stephen E. Kaufman
Stephen E. Kaufman
Director January
25, 1996


/s/Joseph J. McCann
Joseph J. McCann
Director January
25, 1996


/s/Cornelius C. Rose, Jr.
Cornelius C. Rose, Jr.
Director January 25, 1996